UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Balanced Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Balanced Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 60.5%		$984,221,874
(Cost $751,586,900)
Consumer discretionary 5.4%		87,825,606
Auto components 0.4%
Delphi Automotive PLC	85,015	6,637,971
Automobiles 0.8%
Ford Motor Company	831,601	12,332,643
Hotels, restaurants and leisure 1.0%
McDonald's Corp.	60,790	6,070,489
Norwegian Cruise Line Holdings, Ltd. (I)	30,248	1,888,080
Starwood Hotels & Resorts Worldwide, Inc.	107,771	8,563,484
Internet and catalog retail 1.0%
Amazon.com, Inc. (I)	31,219	16,738,067
Media 0.9%
News Corp., Class B (I)	362,307	5,170,121
Twenty-First Century Fox, Inc., Class B	275,484	9,234,224
Specialty retail 0.9%
Lowe's Companies, Inc.	221,187	15,341,530
Textiles, apparel and luxury goods 0.4%
Michael Kors Holdings, Ltd. (I)	139,295	5,848,997
Consumer staples 5.0%		81,673,295
Beverages 0.7%
PepsiCo, Inc.	116,273	11,202,904
Food and staples retailing 2.3%
CVS Health Corp.	181,278	20,388,337
Wal-Mart Stores, Inc.	231,612	16,671,432
Food products 0.6%
Mondelez International, Inc., Class A	206,107	9,301,609
Household products 0.6%
The Procter & Gamble Company	129,726	9,949,984
Tobacco 0.8%
Altria Group, Inc.	260,372	14,159,029
Energy 5.5%		89,705,043
Energy equipment and services 0.8%
Schlumberger, Ltd.	133,566	11,061,936
Weatherford International PLC (I)	246,933	2,637,244
Oil, gas and consumable fuels 4.7%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
ConocoPhillips	218,154	10,981,872
Devon Energy Corp.	163,972	8,103,496
Exxon Mobil Corp.	204,087	16,165,731
Kinder Morgan, Inc.	417,982	14,478,896
Range Resources Corp.	202,382	7,961,708
Spectra Energy Corp.	298,183	9,023,018
Total SA, ADR (L)	188,477	9,290,031
Financials 14.3%		233,039,158
Banks 4.0%
Citigroup, Inc.	172,133	10,062,895

2SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Shares	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC, ADR	206,691	$9,315,563
JPMorgan Chase & Co.	444,077	30,432,597
The PNC Financial Services Group, Inc.	83,987	8,245,844
U.S. Bancorp	143,701	6,496,722
Capital markets 4.1%
Ares Capital Corp.	758,523	12,204,635
BlackRock, Inc.	29,667	9,977,605
Hercules Technology Growth Capital, Inc.	473,799	5,297,073
Och-Ziff Capital Management Group LLC, Class A	704,371	8,163,660
T. Rowe Price Group, Inc.	118,186	9,115,686
The Blackstone Group LP	110,373	4,332,140
The Carlyle Group LP	330,026	8,781,992
The Goldman Sachs Group, Inc.	45,138	9,256,450
Consumer finance 1.1%
Discover Financial Services	330,337	18,436,108
Diversified financial services 0.9%
Berkshire Hathaway, Inc., Class B (I)	103,235	14,735,764
Insurance 1.5%
MetLife, Inc.	382,055	21,295,746
Validus Holdings, Ltd.	49,528	2,295,623
Real estate investment trusts 2.7%
American Tower Corp.	120,546	11,465,130
Digital Realty Trust, Inc.	111,755	7,182,494
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	348,139	6,987,150
Iron Mountain, Inc.	116,212	3,492,171
Spirit Realty Capital, Inc.	467,677	4,746,922
Weyerhaeuser Company	349,273	10,719,188
Health care 10.5%		170,583,986
Biotechnology 1.6%
Amgen, Inc.	66,155	11,682,311
Biogen, Inc. (I)	12,113	3,861,382
Gilead Sciences, Inc.	90,520	10,668,687
Health care equipment and supplies 1.7%
Abbott Laboratories	124,399	6,305,785
Medtronic PLC	137,291	10,762,241
Stryker Corp.	96,087	9,826,817
Health care providers and services 1.3%
Cardinal Health, Inc.	83,500	7,095,830
Express Scripts Holding Company (I)	153,550	13,830,249
Pharmaceuticals 5.9%
AbbVie, Inc.	142,425	9,971,174
Bristol-Myers Squibb Company	107,595	7,062,536
Eli Lilly & Company	73,107	6,178,273
Johnson & Johnson	117,223	11,746,917
Merck & Company, Inc.	152,662	9,000,952
Novartis AG, ADR	56,012	5,811,245
Pfizer, Inc.	688,189	24,816,095
Roche Holding AG, ADR	393,820	14,220,840
Sanofi, ADR	143,409	7,742,652

SEE NOTES TO FUND'S INVESTMENTS3

Balanced Fund

	Shares	Value
Industrials 5.1%		$82,159,309
Aerospace and defense 1.5%
Honeywell International, Inc.	83,970	8,821,049
United Technologies Corp.	147,819	14,827,724
Air freight and logistics 0.7%
United Parcel Service, Inc., Class B	104,049	10,650,456
Industrial conglomerates 1.6%
Danaher Corp.	53,045	4,856,800
General Electric Company	838,215	21,877,412
Machinery 0.6%
Stanley Black & Decker, Inc.	88,910	9,379,116
Professional services 0.7%
Nielsen NV	242,401	11,746,752
Information technology 9.7%		157,839,271
Communications equipment 0.7%
QUALCOMM, Inc.	188,528	12,139,318
Electronic equipment, instruments and components 0.6%
TE Connectivity, Ltd.	150,260	9,153,839
Internet software and services 2.6%
Facebook, Inc., Class A (I)	71,690	6,739,577
Google, Inc., Class A (I)	26,458	17,396,135
Google, Inc., Class C (I)	17,362	10,861,841
LinkedIn Corp., Class A (I)	40,507	8,233,453
Semiconductors and semiconductor equipment 0.6%
Applied Materials, Inc.	544,586	9,454,013
Software 1.6%
Microsoft Corp.	380,425	17,765,848
Oracle Corp.	196,480	7,847,411
Technology hardware, storage and peripherals 3.6%
Apple, Inc.	257,641	31,251,853
EMC Corp.	484,931	13,039,795
Seagate Technology PLC	275,814	13,956,188
Materials 0.7%		11,428,917
Chemicals 0.7%
Eastman Chemical Company	145,777	11,428,917
Telecommunication services 2.1%		34,860,877
Diversified telecommunication services 2.1%
CenturyLink, Inc.	441,262	12,620,093
Verizon Communications, Inc.	475,332	22,240,784
Utilities 2.2%		35,106,412
Electric utilities 1.1%
PPL Corp.	523,151	16,641,433
Independent power and renewable electricity producers 0.8%
AES Corp.	714,638	9,147,366
Calpine Corp. (I)	170,887	3,127,232
Talen Energy Corp. (I)	65,344	1,027,861
Multi-utilities 0.3%
TECO Energy, Inc.	233,387	5,162,520

4SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

				Shares	Value
Preferred securities 0.3%					$5,601,445
(Cost $5,638,725)
Financials 0.2%					4,657,507
Banks 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)				38,029	997,501
Regions Financial Corp., 6.375%				19,025	488,182
Wells Fargo & Company, Series L, 7.500%				150	178,817
Capital markets 0.1%
Hercules Technology Growth Capital, Inc., 7.000%				59,525	1,510,149
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)				15,975	396,819
Consumer finance 0.0%
Ally Financial, Inc., 7.000% (S)				938	952,451
Real estate investment trusts 0.0%
Weyerhaeuser Company, 6.375%				2,600	133,588
Utilities 0.1%					943,938
Electric utilities 0.0%
Exelon Corp., 6.500%				6,300	294,462
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%				12,866	649,476
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 12.3%					$200,350,899
(Cost $196,752,928)
U.S. Government 5.7%					93,485,520
U.S. Treasury
Bond	2.500		02-15-45	25,378,000	23,234,752
Bond	3.125		02-15-42	22,309,000	23,323,368
Note	1.000		05-15-18	12,655,000	12,677,741
Note	2.125		05-15-25	34,438,000	34,249,659
U.S. Government Agency 6.6%					106,865,379
Federal Home Loan Bank
15 Year Pass Thru	2.900		09-05-25	261,905	256,334
15 Year Pass Thru	3.250		06-21-27	521,212	521,294
30 Year Pass Thru	3.170		10-04-27	265,000	260,555
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500		09-01-27	857,323	878,194
15 Year Pass Thru	3.500		03-01-26	3,077,294	3,251,901
30 Year Pass Thru (P)	2.551		06-01-44	695,961	717,110
30 Year Pass Thru (P)	2.673		05-01-44	661,116	683,303
30 Year Pass Thru (P)	2.997		03-01-44	361,099	373,844
30 Year Pass Thru	3.000		03-01-43	1,245,704	1,263,319
30 Year Pass Thru	4.500		03-01-41	3,283,213	3,607,302
30 Year Pass Thru	5.500		07-01-37	71,626	80,526
30 Year Pass Thru	5.500		11-01-39	2,639,836	2,967,444
Federal National Mortgage Association
15 Year Pass Thru	3.000		07-01-27	1,004,196	1,048,763
15 Year Pass Thru	3.500		02-01-26	177,069	187,234
15 Year Pass Thru	3.500		03-01-26	662,418	700,444
15 Year Pass Thru	6.500		08-01-16	850	868
30 Year Pass Thru (P)	2.520		06-01-44	1,030,701	1,059,833

SEE NOTES TO FUND'S INVESTMENTS5

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Year Pass Thru (P)	2.551		04-01-44	1,052,380	$1,086,112
30 Year Pass Thru (P)	2.926		03-01-44	343,517	355,208
30 Year Pass Thru	3.000		09-01-42	2,917,134	2,948,926
30 Year Pass Thru	3.000		02-01-43	871,331	880,282
30 Year Pass Thru	3.000		03-01-43	304,187	308,643
30 Year Pass Thru	3.000		05-01-43	470,581	477,475
30 Year Pass Thru	3.500		06-01-42	7,232,328	7,554,676
30 Year Pass Thru	3.500		07-01-43	13,085,483	13,625,770
30 Year Pass Thru	3.500		04-01-45	930,520	969,231
30 Year Pass Thru	3.500		04-01-45	2,397,495	2,497,234
30 Year Pass Thru	4.000		01-01-41	3,350,795	3,583,780
30 Year Pass Thru	4.000		10-01-41	18,989,785	20,310,168
30 Year Pass Thru	4.000		01-01-42	4,968,255	5,309,822
30 Year Pass Thru	4.500		11-01-39	5,377,591	5,847,566
30 Year Pass Thru	4.500		09-01-40	2,858,407	3,109,112
30 Year Pass Thru	4.500		05-01-41	1,765,323	1,920,156
30 Year Pass Thru	4.500		07-01-41	5,117,840	5,601,899
30 Year Pass Thru	4.500		01-01-43	2,235,929	2,435,531
30 Year Pass Thru	5.000		03-01-41	2,839,679	3,175,773
30 Year Pass Thru	5.000		04-01-41	4,375,620	4,872,992
30 Year Pass Thru	5.500		11-01-39	1,436,305	1,618,499
30 Year Pass Thru	6.500		01-01-39	439,887	506,569
30 Year Pass Thru	7.000		06-01-32	1,546	1,825
30 Year Pass Thru	7.500		04-01-31	3,768	4,514
30 Year Pass Thru	8.000		01-01-31	3,531	4,283
Government National Mortgage Association 30 Year Pass Thru	9.000		04-15-21	928	1,065
Foreign government obligations 0.0%					$536,981
(Cost $482,615)
Argentina 0.0%					536,981
Republic of Argentina Bond (H)	8.280		12-31-33	560,815	536,981
Corporate bonds 13.9%					$226,557,538
(Cost $228,523,948)
Consumer discretionary 1.7%					27,824,415
Auto components 0.2%
Dana Holding Corp.	6.000		09-15-23	650,000	669,500
Delphi Corp.	5.000		02-15-23	1,905,000	2,019,300
Stackpole International Intermediate Company SA (S)	7.750		10-15-21	430,000	411,725
ZF North America Capital, Inc. (S)	4.750		04-29-25	540,000	527,850
Automobiles 0.6%
Fiat Chrysler Automobiles NV	5.250		04-15-23	400,000	402,500
Ford Motor Company	4.750		01-15-43	225,000	221,454
Ford Motor Credit Company LLC	5.875		08-02-21	3,175,000	3,579,559
General Motors Company	4.875		10-02-23	1,530,000	1,570,262
General Motors Company	6.250		10-02-43	760,000	832,193
General Motors Financial Company, Inc.	3.450		04-10-22	800,000	771,682
General Motors Financial Company, Inc.	4.000		01-15-25	1,175,000	1,131,458
General Motors Financial Company, Inc.	4.375		09-25-21	460,000	471,604
Hotels, restaurants and leisure 0.1%
CCM Merger, Inc. (S)	9.125		05-01-19	500,000	540,000

6SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Eldorado Resorts, Inc. (S)	7.000		08-01-23	265,000	$265,663
International Game Technology PLC (S)	6.500		02-15-25	355,000	340,356
MGM Resorts International (L)	6.000		03-15-23	730,000	742,775
Household durables 0.0%
Argos Merger Sub, Inc. (S)	7.125		03-15-23	220,000	232,650
Harman International Industries, Inc.	4.150		05-15-25	340,000	338,469
Internet and catalog retail 0.2%
Amazon.com, Inc.	4.950		12-05-44	1,040,000	1,044,741
QVC, Inc.	4.375		03-15-23	575,000	565,694
QVC, Inc.	5.125		07-02-22	1,170,000	1,207,948
QVC, Inc.	5.450		08-15-34	545,000	503,167
Media 0.3%
21st Century Fox America, Inc.	6.150		03-01-37	270,000	314,639
21st Century Fox America, Inc.	6.400		12-15-35	125,000	149,165
Altice Financing SA (S)	6.500		01-15-22	225,000	234,000
Altice Financing SA (S)	6.625		02-15-23	325,000	334,750
AMC Entertainment, Inc.	5.875		02-15-22	665,000	679,963
Carmike Cinemas, Inc. (S)	6.000		06-15-23	275,000	280,500
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	570,000	594,225
Myriad International Holdings BV (S)	5.500		07-21-25	370,000	375,550
Scripps Networks Interactive, Inc.	3.950		06-15-25	860,000	846,163
Time Warner Cable, Inc.	8.250		04-01-19	525,000	617,490
Multiline retail 0.1%
Dollar Tree, Inc. (S)	5.750		03-01-23	510,000	538,050
Macy's Retail Holdings, Inc.	7.875		08-15-36	800,000	849,865
Tops Holding II Corp.	8.750		06-15-18	209,000	205,343
Specialty retail 0.2%
AutoNation, Inc.	5.500		02-01-20	1,075,000	1,174,438
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	500,000	428,750
L Brands, Inc.	6.625		04-01-21	1,050,000	1,180,599
Textiles, apparel and luxury goods 0.0%
Hot Topic, Inc. (S)	9.250		06-15-21	615,000	630,375
Consumer staples 0.6%					9,342,497
Beverages 0.1%
Constellation Brands, Inc.	4.250		05-01-23	525,000	525,000
Constellation Brands, Inc.	4.750		11-15-24	275,000	280,500
Food and staples retailing 0.1%
CVS Health Corp.	5.125		07-20-45	950,000	1,009,777
Rite Aid Corp. (S)	6.125		04-01-23	100,000	103,875
Tops Holding LLC (S)	8.000		06-15-22	715,000	709,638
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	500,000	604,327
Kraft Heinz Foods Company (S)	2.000		07-02-18	1,000,000	1,002,557
Kraft Heinz Foods Company (S)	4.875		02-15-25	510,000	546,338
Kraft Heinz Foods Company (S)	5.200		07-15-45	635,000	668,524
Household products 0.0%
HRG Group, Inc.	7.875		07-15-19	510,000	539,028
Personal products 0.1%
Prestige Brands, Inc. (S)	5.375		12-15-21	465,000	469,650

SEE NOTES TO FUND'S INVESTMENTS7

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products (continued)
Revlon Consumer Products Corp.	5.750		02-15-21	540,000	$542,700
Tobacco 0.1%
Alliance One International, Inc.	9.875		07-15-21	1,335,000	1,171,435
Reynolds American, Inc.	4.450		06-12-25	675,000	694,110
Vector Group, Ltd.	7.750		02-15-21	445,000	475,038
Energy 1.5%					24,360,190
Energy equipment and services 0.1%
CSI Compressco LP	7.250		08-15-22	420,000	395,850
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19	500,000	438,750
Rowan Companies, Inc.	4.875		06-01-22	445,000	427,221
Teine Energy, Ltd. (S)	6.875		09-30-22	300,000	279,000
TerraForm Power Operating LLC (S)	5.875		02-01-23	830,000	837,785
Oil, gas and consumable fuels 1.4%
California Resources Corp.	6.000		11-15-24	655,000	520,725
Chesapeake Energy Corp. (L)	5.750		03-15-23	1,105,000	933,725
Cimarex Energy Company	4.375		06-01-24	1,090,000	1,054,575
CNOOC Finance 2013, Ltd.	3.000		05-09-23	790,000	748,470
Continental Resources, Inc.	3.800		06-01-24	120,000	105,982
Continental Resources, Inc.	5.000		09-15-22	1,715,000	1,633,538
DCP Midstream LLC (S)	9.750		03-15-19	690,000	780,017
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	585,000	441,675
DCP Midstream Operating LP	3.875		03-15-23	340,000	287,354
Ecopetrol SA	5.875		09-18-23	310,000	320,850
Energy Transfer Partners LP	5.150		03-15-45	635,000	558,223
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.778%)	7.000		06-01-67	1,165,000	1,141,700
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	690,000	703,800
EP Energy LLC	7.750		09-01-22	300,000	299,250
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	709,000	700,138
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	127,000	124,460
FTS International, Inc.	6.250		05-01-22	315,000	211,050
Jones Energy Holdings LLC	6.750		04-01-22	270,000	245,700
Kerr-McGee Corp.	6.950		07-01-24	530,000	635,845
Kinder Morgan, Inc.	5.550		06-01-45	650,000	591,791
Kosmos Energy, Ltd. (S)	7.875		08-01-21	400,000	370,000
Lukoil International Finance BV (S)	3.416		04-24-18	1,000,000	961,584
MarkWest Energy Partners LP	4.875		12-01-24	255,000	248,625
MPLX LP	4.000		02-15-25	185,000	176,062
Newfield Exploration Company	5.750		01-30-22	530,000	524,700
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23	350,000	221,375
Pacific Rubiales Energy Corp. (S)	5.375		01-26-19	400,000	284,000
Petroleos Mexicanos (S)	4.250		01-15-25	235,000	228,890
Petroleos Mexicanos	4.875		01-24-22	350,000	363,475
Regency Energy Partners LP	5.000		10-01-22	150,000	150,386
Regency Energy Partners LP	5.500		04-15-23	830,000	832,075
Regency Energy Partners LP	5.875		03-01-22	230,000	243,813
Shell International Finance BV	4.375		05-11-45	1,550,000	1,553,514
Summit Midstream Holdings LLC	7.500		07-01-21	295,000	308,275
Tullow Oil PLC (S)	6.000		11-01-20	350,000	287,000

8SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Tullow Oil PLC (S)	6.250		04-15-22	425,000	$354,875
Whiting Petroleum Corp.	6.250		04-01-23	520,000	507,000
Williams Partners LP	4.875		05-15-23	330,000	323,177
Williams Partners LP	4.875		03-15-24	1,365,000	1,342,150
WPX Energy, Inc.	5.250		09-15-24	172,000	147,490
WPX Energy, Inc.	6.000		01-15-22	550,000	514,250
Financials 5.3%					85,858,698
Banks 2.2%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250		04-15-24	900,000	608,067
Bank of America Corp.	3.300		01-11-23	610,000	602,388
Bank of America Corp.	3.950		04-21-25	300,000	291,995
Bank of America Corp.	4.200		08-26-24	600,000	603,186
Bank of America Corp.	4.250		10-22-26	500,000	493,129
Bank of America Corp.	6.875		04-25-18	1,150,000	1,295,914
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	1,070,000	1,070,995
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	1,125,000	1,190,250
Barclays Bank PLC (S)	10.179		06-12-21	925,000	1,221,877
BPCE SA (S)	4.500		03-15-25	730,000	712,887
BPCE SA (S)	5.700		10-22-23	900,000	962,700
Commerzbank AG (S)	8.125		09-19-23	1,025,000	1,195,724
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19	765,000	762,131
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	1,275,000	1,322,839
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	400,000	446,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	635,000	590,550
HBOS PLC (S)	6.000		11-01-33	885,000	981,918
HBOS PLC (S)	6.750		05-21-18	1,403,000	1,556,095
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	255,000	256,594
ING Bank NV (S)	5.800		09-25-23	895,000	979,719
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	210,000	206,063
JPMorgan Chase & Co.	4.625		05-10-21	1,755,000	1,910,047
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19	925,000	904,280
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	535,000	506,806
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,400,000	1,483,125
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	1,175,000	1,239,625
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	550,000	573,375
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	810,000	822,336
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	775,000	808,825
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	2,224,000	2,791,787
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	735,000	786,450
Swedbank AB (S)	2.125		09-29-17	630,000	636,163
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	565,000	536,750
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	1,115,000	1,237,650
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	1,050,000	1,088,063

SEE NOTES TO FUND'S INVESTMENTS9

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	940,000	$945,358
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	1,882,000	2,039,618
Capital markets 0.9%
Ares Capital Corp.	3.875		01-15-20	965,000	982,971
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	450,000	479,250
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-23	694,489	725,741
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-19	412,869	435,577
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-22	529,587	554,687
FS Investment Corp.	4.000		07-15-19	780,000	790,833
Jefferies Group LLC	6.875		04-15-21	1,040,000	1,190,463
Jefferies Group LLC	8.500		07-15-19	445,000	530,698
Morgan Stanley	4.300		01-27-45	490,000	467,371
Morgan Stanley	5.500		01-26-20	1,000,000	1,118,719
Morgan Stanley	5.550		04-27-17	515,000	549,282
Morgan Stanley	7.300		05-13-19	1,660,000	1,953,015
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	600,000	597,000
Stifel Financial Corp.	4.250		07-18-24	660,000	659,148
The Bear Stearns Companies LLC	7.250		02-01-18	1,000,000	1,128,851
The Goldman Sachs Group, Inc.	3.750		05-22-25	360,000	358,915
The Goldman Sachs Group, Inc.	5.250		07-27-21	1,918,000	2,134,928
The Goldman Sachs Group, Inc.	5.750		01-24-22	430,000	492,500
Consumer finance 0.3%
Ally Financial, Inc.	5.125		09-30-24	1,265,000	1,279,231
Capital One Financial Corp.	2.450		04-24-19	950,000	949,956
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	600,000	600,720
Credit Acceptance Corp.	6.125		02-15-21	590,000	592,950
Credito Real SAB de CV (S)	7.500		03-13-19	785,000	824,250
Discover Financial Services	3.950		11-06-24	570,000	560,974
Enova International, Inc.	9.750		06-01-21	515,000	478,950
Diversified financial services 0.5%
General Electric Capital Corp. (5.250% to 6-15-23, then 3 month LIBOR + 2.967%) (Q)	5.250		06-15-23	595,000	609,875
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22	800,000	925,000
Leucadia National Corp.	5.500		10-18-23	1,200,000	1,240,146
Macquarie Bank, Ltd. (S)	4.875		06-10-25	960,000	956,730
McGraw Hill Financial, Inc. (S)	4.000		06-15-25	845,000	851,201
Nationstar Mortgage LLC	6.500		07-01-21	585,000	546,244
Nationstar Mortgage LLC	7.875		10-01-20	595,000	586,075
Nationstar Mortgage LLC	9.625		05-01-19	340,000	358,700
NewStar Financial, Inc. (S)	7.250		05-01-20	675,000	685,125
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	1,054,000	1,076,766
Insurance 0.5%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	385,000	401,514
Assured Guaranty US Holdings, Inc. (L)	5.000		07-01-24	1,020,000	1,050,453
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	400,000	425,000
CNO Financial Group, Inc.	5.250		05-30-25	250,000	261,250

10SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	6.400		12-15-36	805,000	$893,193
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	645,000	671,768
Pacific LifeCorp. (S)	6.000		02-10-20	370,000	418,826
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	160,000	156,063
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	243,000	256,973
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	900,000	920,250
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	805,000	1,005,790
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-38	995,000	1,121,863
Real estate investment trusts 0.8%
American Tower Corp.	3.400		02-15-19	400,000	408,591
American Tower Corp.	4.700		03-15-22	550,000	577,456
ARC Properties Operating Partnership LP	4.600		02-06-24	900,000	868,500
AvalonBay Communities, Inc.	3.450		06-01-25	570,000	567,314
Corrections Corp. of America	4.625		05-01-23	480,000	474,000
Crown Castle Towers LLC (S)	6.113		01-15-40	750,000	836,329
Education Realty Operating Partnership LP	4.600		12-01-24	540,000	544,489
Goodman Funding Pty, Ltd. (S)	6.375		04-15-21	1,230,000	1,416,001
Health Care REIT, Inc.	4.125		04-01-19	1,480,000	1,565,094
Highwoods Realty LP	5.850		03-15-17	925,000	984,327
Iron Mountain, Inc.	5.750		08-15-24	1,075,000	1,083,063
Iron Mountain, Inc.	6.000		08-15-23	430,000	447,200
iStar Financial, Inc.	5.000		07-01-19	180,000	176,636
MPT Operating Partnership LP	6.375		02-15-22	465,000	494,644
Omega Healthcare Investors, Inc.	4.500		01-15-25	515,000	510,019
Omega Healthcare Investors, Inc.	4.950		04-01-24	610,000	629,148
Ventas Realty LP	3.500		02-01-25	165,000	158,446
Ventas Realty LP	3.750		05-01-24	570,000	560,078
Ventas Realty LP	4.750		06-01-21	880,000	953,686
Real estate management and development 0.0%
NANA Development Corp. (S)	9.500		03-15-19	360,000	338,400
Thrifts and mortgage finance 0.1%
Quicken Loans, Inc. (S)	5.750		05-01-25	500,000	483,750
Stearns Holdings, Inc. (S)	9.375		08-15-20	265,000	264,338
Health care 0.7%					11,297,088
Health care equipment and supplies 0.1%
Alere, Inc.	7.250		07-01-18	450,000	472,050
Medtronic, Inc. (S)	4.625		03-15-45	750,000	761,312
Zimmer Holdings, Inc.	3.550		04-01-25	775,000	749,469
Health care providers and services 0.3%
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	275,000	275,000
HCA, Inc.	5.250		04-15-25	745,000	784,113
Select Medical Corp.	6.375		06-01-21	565,000	572,063
UnitedHealth Group, Inc.	1.450		07-17-17	865,000	867,150
UnitedHealth Group, Inc.	3.750		07-15-25	900,000	918,419
WellCare Health Plans, Inc.	5.750		11-15-20	570,000	598,500
Pharmaceuticals 0.3%
AbbVie, Inc.	3.600		05-14-25	1,085,000	1,070,304

SEE NOTES TO FUND'S INVESTMENTS11

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Actavis Funding SCS	3.800		03-15-25	635,000	$619,833
Endo Finance LLC (S)	6.000		07-15-23	315,000	328,388
Endo Finance LLC (S)	6.000		02-01-25	200,000	206,500
Endo Finance LLC (S)	7.750		01-15-22	425,000	453,156
Mallinckrodt International Finance SA (S)	5.750		08-01-22	555,000	580,322
Quintiles Transnational Corp. (S)	4.875		05-15-23	205,000	207,946
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	425,000	434,563
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	300,000	307,875
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25	550,000	574,750
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	475,000	515,375
Industrials 1.9%					31,381,680
Aerospace and defense 0.3%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	540,000	554,850
Lockheed Martin Corp.	2.900		03-01-25	1,226,000	1,175,972
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	2,680,000	2,170,800
Textron, Inc.	3.875		03-01-25	440,000	437,823
Textron, Inc.	7.250		10-01-19	400,000	467,944
Air freight and logistics 0.0%
XPO Logistics, Inc. (S)	6.500		06-15-22	765,000	752,569
Airlines 0.7%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	1,138,903	1,207,238
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23	520,698	551,940
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		07-15-20	414,776	426,183
American Airlines 2015-1 Class B Pass Through Trust	3.700		05-01-23	1,050,000	1,036,875
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	1,177,547	1,242,312
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	398,616	421,537
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		04-19-22	760,000	839,800
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23	366,313	416,681
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	1,210,248	1,388,759
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19	761,356	822,265
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	765,000	759,263
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22	740,000	751,100
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23	645,335	719,549
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24	1,125,054	1,254,435
Building products 0.1%
Builders FirstSource, Inc. (S)	10.750		08-15-23	380,000	389,500
Masco Corp.	4.450		04-01-25	200,000	200,500
Owens Corning	4.200		12-15-22	825,000	838,867
Commercial services and supplies 0.0%
Casella Waste Systems, Inc.	7.750		02-15-19	490,000	498,335
Safway Group Holding LLC (S)	7.000		05-15-18	245,000	249,900
Construction and engineering 0.0%
Tutor Perini Corp.	7.625		11-01-18	575,000	587,938
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	200,000	195,500
Industrial conglomerates 0.1%
Nemak SAB de CV (S)	5.500		02-28-23	450,000	461,250
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	450,000	311,625

12SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.1%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	275,000	$268,125
SPL Logistics Escrow LLC (S)	8.875		08-01-20	469,000	500,658
Trinity Industries, Inc.	4.550		10-01-24	640,000	626,725
Marine 0.1%
Global Ship Lease, Inc. (S)	10.000		04-01-19	270,000	280,800
Navios South American Logistics, Inc. (S)	7.250		05-01-22	600,000	564,000
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	1,115,000	1,089,646
Trading companies and distributors 0.4%
Ahern Rentals, Inc. (S)	7.375		05-15-23	700,000	661,500
Air Lease Corp.	3.375		01-15-19	715,000	729,300
Air Lease Corp.	3.875		04-01-21	375,000	379,496
Air Lease Corp.	4.750		03-01-20	370,000	394,450
Air Lease Corp.	5.625		04-01-17	345,000	364,375
Aircastle, Ltd.	5.500		02-15-22	415,000	432,638
Aircastle, Ltd.	6.250		12-01-19	240,000	266,100
Aircastle, Ltd.	7.625		04-15-20	250,000	288,750
Ashtead Capital, Inc. (S)	5.625		10-01-24	275,000	275,688
International Lease Finance Corp. (S)	7.125		09-01-18	1,455,000	1,624,144
United Rentals North America, Inc.	5.500		07-15-25	500,000	478,125
United Rentals North America, Inc.	5.750		11-15-24	600,000	586,500
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	435,000	439,350
Information technology 0.2%					3,024,038
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (S)	7.250		10-15-22	525,000	574,875
Internet software and services 0.1%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	300,000	307,875
Ancestry.com, Inc.	11.000		12-15-20	265,000	300,775
VeriSign, Inc.	5.250		04-01-25	510,000	513,825
IT services 0.0%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	500,000	515,500
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875		02-15-22	680,000	693,600
Software 0.0%
Infor US, Inc. (S)	6.500		05-15-22	115,000	117,588
Materials 0.9%					14,776,754
Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000		05-07-20	2,065,000	2,065,966
NOVA Chemicals Corp. (S)	5.000		05-01-25	910,000	900,900
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,030,000	1,066,050
Rain CII Carbon LLC (S)	8.250		01-15-21	170,000	166,175
Rockwood Specialties Group, Inc.	4.625		10-15-20	1,285,000	1,336,361
Construction materials 0.2%
American Gilsonite Company (S)	11.500		09-01-17	600,000	508,500
Cemex SAB de CV (S)	6.125		05-05-25	580,000	577,825
Cemex SAB de CV (S)	6.500		12-10-19	550,000	572,000
Norbord, Inc. (S)	6.250		04-15-23	340,000	345,100

SEE NOTES TO FUND'S INVESTMENTS13

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Vulcan Materials Company	4.500		04-01-25	455,000	$452,725
Containers and packaging 0.0%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	299,435	312,910
Wise Metals Group LLC (S)	8.750		12-15-18	465,000	475,602
Metals and mining 0.4%
Allegheny Technologies, Inc.	9.375		06-01-19	1,095,000	1,226,400
ArcelorMittal	10.600		06-01-19	2,000,000	2,377,500
Commercial Metals Company	7.350		08-15-18	500,000	537,500
Glencore Finance Canada, Ltd. (S)	4.250		10-25-22	505,000	488,566
Glencore Funding LLC (S)	4.125		05-30-23	255,000	241,450
Glencore Funding LLC (S)	4.625		04-29-24	335,000	322,036
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	300,000	299,775
Rain CII Carbon LLC (S)	8.000		12-01-18	515,000	503,413
Telecommunication services 0.7%					12,528,921
Diversified telecommunication services 0.5%
AT&T, Inc.	4.750		05-15-46	600,000	553,380
CCO Safari II LLC (S)	6.484		10-23-45	790,000	817,100
Columbus International, Inc. (S)	7.375		03-30-21	325,000	343,688
GCI, Inc.	6.875		04-15-25	485,000	493,488
T-Mobile USA, Inc.	6.125		01-15-22	240,000	250,800
T-Mobile USA, Inc.	6.250		04-01-21	285,000	298,538
Telecom Italia Capital SA	7.200		07-18-36	1,875,000	2,071,875
Telecom Italia Capital SA	7.721		06-04-38	1,175,000	1,351,250
Verizon Communications, Inc.	4.400		11-01-34	630,000	592,128
Verizon Communications, Inc.	5.012		08-21-54	430,000	398,816
Verizon Communications, Inc.	6.550		09-15-43	431,000	509,195
Wind Acquisition Finance SA (S)	7.375		04-23-21	600,000	636,000
Wireless telecommunication services 0.2%
Comcel Trust (S)	6.875		02-06-24	550,000	583,165
Digicel Group, Ltd. (S)	8.250		09-30-20	885,000	873,938
Digicel, Ltd. (S)	6.750		03-01-23	330,000	316,635
Millicom International Cellular SA (S)	4.750		05-22-20	665,000	646,713
Millicom International Cellular SA (S)	6.625		10-15-21	450,000	468,000
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	330,000	333,666
SBA Tower Trust (S)	3.598		04-15-18	590,000	589,046
SoftBank Corp. (S)	4.500		04-15-20	400,000	401,500
Utilities 0.4%					6,163,257
Electric utilities 0.2%
Beaver Valley II Funding Corp.	9.000		06-01-17	37,000	39,960
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	900,000	922,500
Empresa Electrica Angamos SA (S)	4.875		05-25-29	540,000	531,900
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	620,000	668,472
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	500,000	568,500
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650		06-15-67	280,000	242,337
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	450,000	496,688
Talen Energy Supply LLC (S)	6.500		06-01-25	305,000	298,900

14SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.1%
Dynegy, Inc. (S)	6.750		11-01-19	175,000	$180,688
Dynegy, Inc. (S)	7.625		11-01-24	1,065,000	1,099,613
NRG Yield Operating LLC	5.375		08-15-24	485,000	491,063
Multi-utilities 0.1%
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	625,000	622,636
Capital preferred securities 0.3%					$4,307,699
(Cost $4,412,712)
Financials 0.3%					4,307,699
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		08-24-15	1,094,000	860,158
Sovereign Capital Trust VI	7.908		06-13-36	180,000	186,156
Capital markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000		09-08-15	1,195,000	899,238
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)	7.875		12-15-37	160,000	200,000
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-38	500,000	699,900
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	1,430,000	1,462,247
Convertible bonds 0.0%					$458,931
(Cost $485,000)
Utilities 0.0%					458,931
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20	485,000	458,931
Municipal bonds 0.1%					$1,057,187
(Cost $1,055,609)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	1,055,783	1,057,187
Term loans (M) 0.1%					$760,359
(Cost $765,055)
Consumer discretionary 0.0%					373,392
Hotels, restaurants and leisure 0.0%
Marina District Finance Company, Inc.	6.500		08-15-18	369,957	373,392
Utilities 0.1%					386,967
Electric utilities 0.1%
ExGen Texas Power LLC	5.750		09-18-21	396,889	386,967
Collateralized mortgage obligations 4.3%					$69,570,836
(Cost $71,820,447)
Commercial and residential 3.8%					61,871,144
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.771		08-25-35	260,633	250,524
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.819		12-25-46	11,569,019	1,200,367
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.411		06-25-45	1,114,543	1,036,665
Series 2005-1, Class AHM (P)	2.443		06-25-45	525,814	521,315
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29	620,000	607,275
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.787		09-15-26	560,000	560,000
Series 2015-200P, Class F (P) (S)	3.596		04-14-33	690,000	615,106

SEE NOTES TO FUND'S INVESTMENTS15

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Trust Series 2015, Class C (P) (S)	2.186		02-15-28	350,000	$346,138
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.680		03-25-35	454,531	458,409
Series 2005-5, Class A2 (P)	2.260		08-25-35	646,594	649,403
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.891		01-25-35	1,349,885	1,310,184
Series 2005-5, Class 1A4 (P)	0.751		07-25-35	723,432	652,935
Series 2005-7, Class 11A1 (P)	0.731		08-25-35	861,426	819,597
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750		10-25-34	385,517	392,633
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.184		07-05-33	1,000,000	971,145
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.687		08-15-29	1,430,000	1,422,909
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927		03-10-33	1,140,000	1,063,750
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	580,000	559,448
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	3.950		05-15-29	800,000	779,000
Series 2015-JWRZ, Class GL2 (P) (S)	3.876		05-15-29	800,000	797,761
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.187		12-15-27	815,000	813,079
CGBAM Commercial Mortgage Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	600,000	569,464
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.155		10-15-45	7,220,972	731,679
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	1,000,000	1,033,349
Series 2013-CR11, Class B (P)	5.163		10-10-46	1,325,000	1,481,031
Series 2013-CR13, Class C (P)	4.754		12-10-23	575,000	606,240
Series 2013-CR6, Class XA IO	1.514		03-10-46	6,220,705	363,588
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	755,000	833,782
Series 2014-FL4, Class D (P) (S)	2.636		07-13-31	1,040,000	1,035,539
Series 2014-TWC, Class D (P) (S)	2.436		02-13-32	740,000	733,669
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.336		08-13-27	1,035,000	1,036,951
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.885		08-15-45	4,276,503	390,214
Series 2014-CR15, Class XA IO	1.335		02-10-47	8,721,856	557,388
Series 2014-CR16, Class C (P)	4.906		04-10-47	815,000	856,124
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	760,000	728,181
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.337		04-15-27	1,125,000	1,115,156
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.461		06-25-34	697,661	660,400
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.327		12-05-31	139,391	139,391
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-19	360,000	355,389
Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-19	730,000	687,031
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	2.962		08-19-34	537,273	519,258
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.687		05-15-34	795,000	795,192

16SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (P)	0.638		06-20-35	1,146,902	$1,051,651
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.190		07-15-29	1,015,000	1,010,063
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.938		11-05-30	687,460	687,016
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	634,000	639,610
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.267		07-25-35	13,574,544	976,444
Series 2005-AR8, Class AX2 IO	2.296		04-25-35	17,357,338	1,242,525
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.677		04-15-47	1,190,000	1,219,598
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	4,740,000	413,356
Series 2014-FBLU, Class D (P) (S)	2.786		12-15-28	1,220,000	1,221,065
Series 2014-FBLU, Class E (P) (S)	3.686		12-15-28	845,000	844,602
Series 2014-FL5, Class C (P) (S)	2.287		07-15-31	1,350,000	1,345,581
Series 2014-INN, Class F (P) (S)	4.187		06-15-29	765,000	751,927
Series 2014-PHH, Class C (P) (S)	2.286		08-15-27	1,035,000	1,042,926
Series 2015-MAR7, Class C (S)	4.490		06-05-32	930,000	934,630
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.291		11-25-34	825,000	797,588
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.673		10-25-35	934,012	903,825
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.181		02-15-46	810,000	823,195
Series 2014-C18, Class 300D	5.279		08-15-31	510,000	521,568
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,850,000	1,876,814
Series 2015, Class XLF1 C (P) (S)	2.386		08-14-31	905,000	902,947
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.847		08-25-34	806,243	797,993
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.521		05-25-35	469,721	437,581
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-3, Class APT (P)	0.481		07-25-35	606,340	590,800
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660		12-25-59	335,000	336,444
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.627		03-25-44	620,462	606,260
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835		10-10-36	475,000	463,699
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.731		05-10-63	7,390,703	516,492
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	1,044,000	1,061,317
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM (P)	5.591		04-15-47	365,000	385,745
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.481		12-25-45	590,467	541,630
Series 2005-AR2, Class 2A1B (P)	0.561		01-25-45	260,636	235,392
Series 2005-AR2, Class 2A3 (P)	0.541		01-25-45	1,076,067	991,920
Series 2005-AR8, Class 2AB2 (P)	0.611		07-25-45	674,124	623,115
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,970,000	1,936,110

SEE NOTES TO FUND'S INVESTMENTS17

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	900,000	$834,539
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.188		11-15-45	6,206,407	634,884
Series 2013-C16, Class B (P)	4.982		09-15-46	425,000	469,603
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.758		11-15-29	144,612	144,030
U.S. Government Agency 0.5%					7,699,692
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.041		10-25-27	685,000	682,866
Series 2015-DNA1, Class M3 (P)	3.491		10-25-27	250,000	242,218
Series 290, Class IO	3.500		11-15-32	4,814,346	890,145
Series K017, Class X1 IO	1.424		12-25-21	5,762,045	418,745
Series K022, Class X1 IO	1.294		07-25-22	18,161,400	1,309,982
Series K709, Class X1 IO	1.532		03-25-19	3,111,583	149,194
Series K710, Class X1 IO	1.775		05-25-19	7,894,226	449,734
Series K711, Class X1 IO	1.703		07-25-19	8,315,632	462,216
Federal National Mortgage Association
Series 2012-137, Class WI IO	3.500		12-25-32	1,933,412	347,128
Series 402, Class 3 IO	4.000		11-25-39	664,901	118,413
Series 402, Class 4 IO	4.000		10-25-39	2,659,866	435,485
Series 407, Class 15 IO	5.000		01-25-40	2,498,875	477,795
Series 407, Class 21 IO	5.000		01-25-39	1,176,099	201,080
Series 407, Class 7 IO	5.000		03-25-41	2,360,888	485,503
Series 407, Class 8 IO	5.000		03-25-41	1,184,977	231,945
Government National Mortgage Association
Series 2012-114, Class IO	0.927		01-16-53	3,197,720	239,928
Series 2013-42, Class IA IO	3.500		03-20-43	1,400,017	210,588
Series 2013-42, Class YI IO	3.500		03-20-43	2,354,608	346,727
Asset backed securities 5.7%					$93,480,241
(Cost $92,866,263)
Asset Backed Securities 5.7%					93,480,241
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.866		05-25-35	440,000	422,162
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.641		10-25-35	1,560,000	1,415,408
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	1,155,000	1,163,337
Series 2015-1, Class A4	1.750		05-15-20	965,000	966,613
Ally Master Owner Trust
Series 2012-4, Class A	1.720		07-15-19	555,000	558,462
Series 2015-3, Class A	1.630		05-15-20	1,445,000	1,446,688
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	1,155,000	1,162,238
Series 2014-4, Class A	1.430		06-15-20	1,345,000	1,350,648
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.661		05-25-35	865,000	818,426
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,330,000	1,347,217
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.267		01-25-34	270,510	249,782
Series 2004-W6, Class M1 (P)	1.016		05-25-34	202,009	192,909
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	6,135,000	6,117,055

18SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Bank of The West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	1,065,000	$1,069,713
Series 2015-1, Class A4 (S)	1.660		09-15-20	1,090,000	1,091,682
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.431		07-25-36	1,567,231	1,472,210
Series 2006-1A, Class A3 (P) (S)	0.541		07-25-36	710,000	605,476
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	540,000	543,071
Series 2015-2, Class A4	1.750		01-15-21	950,000	950,180
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480		07-15-20	4,040,000	4,060,955
Series 2015-A5, Class A5	1.600		05-17-21	1,590,000	1,595,083
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160		06-17-19	1,130,000	1,130,053
Series 2015-2, Class A4	1.800		03-15-21	535,000	536,653
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	1,017,000	1,018,625
Series 2014-A7, Class A	1.380		11-15-19	1,605,000	1,607,403
Series 2015, Class A2A	1.590		02-18-20	1,595,000	1,602,530
Series 2015-A5, Class A	1.360		04-15-20	2,500,000	2,498,898
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760		12-16-19	570,000	571,104
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	665,000	726,033
Series 2014-A8, Class A8	1.730		04-09-20	1,450,000	1,461,377
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6	6.265		06-25-37	555,020	574,828
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	2,038,788	2,082,183
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B	5.613		02-25-35	638,857	648,260
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.661		05-25-36	990,000	964,805
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.607		07-25-35	370,000	357,154
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,710,713	1,712,367
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	1,965,000	1,972,345
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	950,000	953,715
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.881		11-25-35	805,000	785,511
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.166		12-25-34	419,953	376,344
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	2,090,000	2,103,305
Series 2015-A, Class A4	1.640		06-15-20	645,000	645,772
Series 2015-B, Class A4	1.580		08-15-20	935,000	936,403
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	1,225,000	1,227,030
Series 2014-4, Class A1	1.400		08-15-19	1,820,000	1,823,070
Series 2015-1, Class A1	1.420		01-15-20	1,230,000	1,228,138
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	390,000	392,279

SEE NOTES TO FUND'S INVESTMENTS19

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	410,000	$411,486
Series 2015-2, Class A4	1.850		07-22-19	1,260,000	1,265,298
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	770,000	768,401
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.461		10-25-35	845,254	796,009
GSAA Trust Series 2005-10, Class M3 (P)	0.741		06-25-35	740,000	709,494
Home Equity Asset Trust Series 2005-1, Class M4 (P)	1.211		05-25-35	1,345,000	1,292,478
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	1,960,000	1,966,041
Series 2015-2, Class A4	1.470		08-23-21	925,000	923,907
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	920,000	922,178
Series 2015, Class AA4	1.650		12-15-21	510,000	510,695
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.711		06-25-35	557,670	534,723
Series 2005-WMC1, Class M1 (P)	0.941		09-25-35	417,233	378,467
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-22-31	209,746	209,616
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.471		09-25-36	1,005,000	928,966
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.866		03-25-35	1,510,000	1,432,303
Series 2005-2, Class M2 (P)	0.641		06-25-35	1,405,000	1,328,657
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	1,440,000	1,440,245
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	680,000	681,459
RAMP Trust Series 2005-RS3, Class M1 (P)	0.611		03-25-35	450,000	434,007
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.341		09-25-36	1,323,614	1,223,244
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	567,823	571,535
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	606,726	636,797
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.627		11-25-35	650,000	611,732
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (P)	0.491		12-25-36	1,100,000	1,066,357
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.911		02-25-35	865,000	810,917
Series 2005-2, Class M2 (P)	0.926		03-25-35	1,435,000	1,338,318
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.687		02-25-35	1,320,462	1,268,961
SunTrust Auto Receivables Trust (S) Series 2015-1, Class A4	1.860		01-15-21	1,250,000	1,251,055
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	403,417	406,605
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440		04-15-20	553,000	554,953
Series 2015-B, Class A4	1.740		09-15-20	1,040,000	1,045,972

20SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	625,000	$627,557
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	1,715,000	1,716,696
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500		01-20-25	747,758	749,478
Series 2012-3A, Class B (S)	4.500		03-20-25	434,946	437,599
Series 2013-1A, Class B (S)	3.750		08-20-25	147,353	148,836
Series 2014-1A, Class A (S)	2.150		12-20-26	969,042	964,391
Series 2014-1A, Class B (S)	3.250		12-20-26	648,542	645,234
Series 2014-AA, Class A (S)	6.250		10-20-26	485,939	483,023
Series 2015-1A, Class A (S)	2.750		05-20-27	623,516	623,866
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	825,000	827,185
			Yield (%)	Shares	Value
Securities lending collateral 0.3%					$5,305,094
(Cost $5,304,999)
John Hancock Collateral Trust (W)			0.1789(Y)	530,228	5,305,094
				Par value	Value
Short-term investments 2.0%					$31,703,000
(Cost $31,703,000)
Repurchase agreement 2.0%					31,703,000
Barclays Tri-Party Repurchase Agreement dated 7-31-15 at 0.130% to be repurchased at $30,766,333 on 8-3-15, collateralized by $30,678,400 U.S. Treasury Inflation Indexed Notes, 0.375% - 0.125% due 4-15-16 to 7-15-25 (valued at $31,381,743, including interest)				30,766,000	30,766,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $937,000 on 8-3-15, collateralized by $965,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $956,605, including interest)				937,000	937,000
Total investments (Cost $1,391,398,201)† 99.8%					$1,623,912,084
Other assets and liabilities, net 0.2%					$3,020,728
Total net assets 100.0%					$1,626,932,812

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-15. The value of securities on loan amounted to $5,163,144.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,080,989 or 9.0% of the fund's net assets as of 7-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,399,708,563. Net unrealized appreciation aggregated $224,203,521 of which $267,500,923 related to appreciated investment securities and $43,297,402 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS21

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$984,221,874	$984,220,763	—	$1,111
Preferred securities	5,601,445	4,648,994	$952,451	—
U.S. Government and Agency obligations	200,350,899	—	200,350,899	—
Foreign government obligations	536,981	—	536,981	—
Corporate bonds	226,557,538	—	226,557,538	—
Capital preferred securities	4,307,699	—	4,307,699	—
Convertible bonds	458,931	—	458,931	—
Municipal bonds	1,057,187	—	1,057,187	—
Term loans	760,359	—	760,359	—
Collateralized mortgage obligations	69,570,836	—	69,570,836	—
Asset backed securities	93,480,241	—	93,480,241	—
Securities lending collateral	5,305,094	5,305,094	—	—
Short-term investments	31,703,000	—	31,703,000	—
Total investments in securities	$1,623,912,084	$994,174,851	$629,736,122	$1,111

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the funds' significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

22

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q3	07/15
This report is for the information of the shareholders of John Hancock Balanced Fund.		9/15

John Hancock

Large Cap Equity Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Large Cap Equity Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 95.4%		$3,456,757,051
(Cost $2,739,015,439)
Consumer discretionary 20.6%		748,485,873
Household durables 8.7%
Lennar Corp., Class A	2,691,828	142,774,557
NVR, Inc. (I)	51,808	77,195,992
Tempur Sealy International, Inc. (I)	1,252,506	94,626,828
Internet and catalog retail 4.7%
Amazon.com, Inc. (I)	318,617	170,826,505
Specialty retail 3.6%
CarMax, Inc. (I)	915,152	59,036,456
Lowe's Companies, Inc.	1,041,225	72,219,366
Textiles, apparel and luxury goods 3.6%
adidas AG	493,343	40,371,381
Ralph Lauren Corp.	726,307	91,434,788
Consumer staples 3.7%		132,481,108
Beverages 3.7%
Diageo PLC, ADR	372,877	41,877,816
PepsiCo, Inc.	585,270	56,390,765
SABMiller PLC	652,406	34,212,527
Energy 7.3%		264,391,529
Energy equipment and services 2.4%
Schlumberger, Ltd.	1,046,920	86,705,914
Oil, gas and consumable fuels 4.9%
Apache Corp.	547,468	25,106,882
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Cabot Oil & Gas Corp.	907,030	23,727,905
Chevron Corp.	276,058	24,425,612
Exxon Mobil Corp.	342,120	27,099,325
Occidental Petroleum Corp.	698,385	49,026,627
Southwestern Energy Company (I)	1,521,197	28,294,264
Financials 27.0%		977,219,574
Banks 14.7%
Bank of America Corp.	9,558,167	170,900,021
Citigroup, Inc.	2,697,456	157,693,278
JPMorgan Chase & Co.	2,423,036	166,050,657
Wells Fargo & Company	675,945	39,116,937
Capital markets 7.1%
Morgan Stanley	1,504,065	58,417,885
State Street Corp.	429,792	32,904,876
T. Rowe Price Group, Inc.	748,656	57,743,837
The Goldman Sachs Group, Inc.	526,813	108,033,542
Consumer finance 1.2%
American Express Company	561,629	42,717,502
Insurance 4.0%
American International Group, Inc.	1,774,774	113,798,509
Prudential Financial, Inc.	337,738	29,842,530

2SEE NOTES TO FUND'S INVESTMENTS

Large Cap Equity Fund

	Shares	Value
Health care 7.1%		$258,289,468
Biotechnology 2.1%
Amgen, Inc.	433,950	76,631,231
Health care equipment and supplies 1.6%
Medtronic PLC	729,486	57,184,408
Pharmaceuticals 3.4%
Merck & Company, Inc.	1,057,148	62,329,446
Novartis AG, ADR	598,982	62,144,383
Industrials 8.4%		304,155,785
Aerospace and defense 1.3%
United Technologies Corp.	457,013	45,842,974
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	443,651	45,412,116
Industrial conglomerates 3.1%
Danaher Corp.	520,568	47,663,206
General Electric Company	2,463,556	64,298,812
Machinery 1.0%
Caterpillar, Inc.	462,973	36,403,567
Professional services 1.8%
IHS, Inc., Class A (I)	516,157	64,535,110
Information technology 21.3%		771,733,714
Communications equipment 3.6%
Cisco Systems, Inc.	2,481,254	70,517,239
QUALCOMM, Inc.	943,708	60,765,358
Internet software and services 11.3%
Alibaba Group Holding, Ltd., ADR (I)	441,297	34,571,207
eBay, Inc. (I)	733,038	20,613,029
Facebook, Inc., Class A (I)	1,627,490	153,000,335
Google, Inc., Class A (I)	123,886	81,455,045
Google, Inc., Class C (I)	123,250	77,106,433
LinkedIn Corp., Class A (I)	218,932	44,500,118
IT services 0.8%
PayPal Holdings, Inc. (I)	733,038	28,368,571
Software 0.9%
Oracle Corp.	789,497	31,532,510
Technology hardware, storage and peripherals 4.7%
Apple, Inc.	1,395,745	169,303,869
	Par value	Value
Short-term investments 5.9%		$216,054,000
(Cost $216,054,000)
Repurchase agreement 5.9%		216,054,000
Barclays Tri-Party Repurchase Agreement dated 7-31-15 at 0.130% to be repurchased at $209,923,274 on 8-3-15, collateralized by $36,390,800 U.S. Treasury Inflation Indexed Bonds, 1.375% - 2.500% due 1-15-29 to 2-15-44 (valued at $48,356,129, including interest) and $157,807,600 U.S. Treasury Inflation Indexed Notes, 0.125% - 2.000% due 1-15-16 to 7-15-25 (valued at $165,765,657, including interest)	209,921,000	209,921,000
Repurchase Agreement with State Street Corp. dated 7-31-15 at 0.000% to be repurchased at $6,133,000 on 8-3-15, collateralized by $6,445,000 U.S. Treasury Notes, 1.500% due 1-31-22 (valued at $6,260,029, including interest)	6,133,000	6,133,000

SEE NOTES TO FUND'S INVESTMENTS3

Large Cap Equity Fund

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $2,955,069,439)† 101.3%	$3,672,811,051
Other assets and liabilities, net (1.3%)	($48,874,582)
Total net assets 100.0%	$3,623,936,469

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,959,741,413. Net unrealized appreciation aggregated $713,069,638, of which $787,293,011 related to appreciated investment securities and $74,223,373 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$748,485,873	$708,114,492	$40,371,381	—
Consumer staples	132,481,108	98,268,581	34,212,527	—
Energy	264,391,529	264,386,529	—	$5,000
Financials	977,219,574	977,219,574	—	—
Health care	258,289,468	258,289,468	—	—
Industrials	304,155,785	304,155,785	—	—
Information technology	771,733,714	771,733,714	—	—
Short-term investments	216,054,000	—	216,054,000	—
Total investments in securities	$3,672,811,051	$3,382,168,143	$290,637,908	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q3	07/15
This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.		9/15

John Hancock

Seaport Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Seaport Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 101.0%		$325,600,775
(Cost $282,352,521)
Consumer discretionary 10.1%		32,541,843
Automobiles 0.2%
Tesla Motors, Inc. (I)(L)	2,435	648,075
Hotels, restaurants and leisure 2.1%
Accor SA	16,788	823,006
Chipotle Mexican Grill, Inc. (I)	3,085	2,289,780
Diamond Resorts International, Inc. (I)	81,855	2,565,336
Hilton Worldwide Holdings, Inc. (I)	47,657	1,279,590
Household durables 1.3%
GoPro, Inc., Class A (I)(L)	29,190	1,812,699
Harman International Industries, Inc. (L)	10,027	1,079,507
Sony Corp.	42,100	1,193,384
Internet and catalog retail 2.4%
Amazon.com, Inc. (I)(L)	8,768	4,700,963
Expedia, Inc. (L)	7,900	959,376
HSN, Inc.	19,601	1,440,870
TripAdvisor, Inc. (I)	7,595	602,891
Media 2.5%
IMAX Corp. (I)	51,400	1,922,874
Markit, Ltd. (I)	28,500	758,670
Sky PLC	111,154	1,976,015
The Walt Disney Company (L)	2,510	301,200
Time Warner Cable, Inc.	3,355	637,484
Twenty-First Century Fox, Inc., Class A (L)	69,526	2,397,952
Specialty retail 1.2%
Advance Auto Parts, Inc.	11,567	2,015,087
Lowe's Companies, Inc. (L)	17,227	1,194,865
Rent-A-Center, Inc.	27,144	727,188
Textiles, apparel and luxury goods 0.4%
Samsonite International SA	372,600	1,215,031
Consumer staples 2.4%		7,543,559
Food and staples retailing 0.8%
Brasil Pharma SA (I)	154,000	30,585
CVS Health Corp. (L)	14,390	1,618,443
Walgreens Boots Alliance, Inc.	8,590	830,052
Food products 1.6%
Greencore Group PLC	294,232	1,451,365
Mondelez International, Inc., Class A	49,557	2,236,507
Nomad Foods, Ltd. (I)	61,200	1,269,552
Personal products 0.0%
Nu Skin Enterprises, Inc., Class A	2,700	107,055
Financials 20.7%		66,784,315
Banks 7.4%
Alior Bank SA (I)	33,943	778,686
Bank of America Corp.	147,402	2,635,538
BankUnited, Inc. (L)	72,629	2,652,411
BNP Paribas SA	9,792	636,943
Canadian Imperial Bank of Commerce	12,400	886,114

2SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (L)	32,827	$1,919,066
Credit Agricole SA	41,145	647,401
Eurobank Ergasias SA (I)	3,975,569	414,786
FinecoBank Banca Fineco SpA	86,767	691,123
First Citizens BancShares, Inc., Class A (L)	3,212	823,364
First Republic Bank (L)	14,000	893,060
HSBC Holdings PLC	102,800	928,536
ICICI Bank, Ltd., ADR (L)	104,031	1,047,592
ING Groep NV	83,071	1,412,801
National Bank of Canada	18,100	633,019
Piraeus Bank SA (I)	1,180,746	337,156
Talmer Bancorp, Inc., Class A (L)	32,376	527,729
The PNC Financial Services Group, Inc.	55,425	5,441,627
Zions Bancorporation	20,326	633,968
Capital markets 3.2%
American Capital, Ltd. (I)	39,141	513,139
Anima Holding SpA (S)	88,133	903,136
Banca Generali SpA	16,138	530,572
Fairfax India Holdings Corp. (I)(S)	32,500	368,875
Henderson Group PLC	149,358	663,283
Invesco, Ltd.	27,261	1,052,275
Janus Capital Group, Inc. (L)	43,362	710,270
Julius Baer Group, Ltd. (I)	50,134	2,773,399
Jupiter Fund Management PLC	85,805	628,394
Moelis & Company, Class A (L)	21,700	649,264
Northern Trust Corp. (L)	12,546	959,644
Schroders PLC	11,779	580,357
Consumer finance 0.5%
Springleaf Holdings, Inc. (I)	28,024	1,415,492
Diversified financial services 0.9%
Eurazeo SA	10,264	667,011
MSCI, Inc. (L)	32,311	2,202,318
WL Ross Holding Corp. (I)	3,387	37,426
Insurance 4.3%
Ageas	28,256	1,163,381
AIA Group, Ltd.	106,800	694,684
American International Group, Inc. (L)	79,484	5,096,514
Assured Guaranty, Ltd. (L)	59,200	1,448,032
Aviva PLC	111,673	908,033
Delta Lloyd NV	57,677	1,022,876
Principal Financial Group, Inc. (L)	18,600	1,032,486
Prudential Financial, Inc. (L)	6,200	547,832
Saga PLC	104,801	338,273
The Hartford Financial Services Group, Inc. (L)	21,580	1,026,129
XL Group PLC	18,652	709,149
Real estate investment trusts 2.3%
American Tower Corp. (L)	24,050	2,287,396
Grivalia Properties REIC AE	58,084	407,432
Healthcare Realty Trust, Inc.	8,020	192,801
Healthcare Trust of America, Inc., Class A	7,730	194,255

SEE NOTES TO FUND'S INVESTMENTS3

Seaport Fund

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Kennedy Wilson Europe Real Estate PLC	236,003	$4,218,280
Physicians Realty Trust	12,030	192,961
Real estate management and development 1.8%
Deutsche Annington Immobilien SE	92,992	2,901,340
Forest City Enterprises, Inc., Class A (I)	46,967	1,096,679
Kennedy-Wilson Holdings, Inc. (L)	66,158	1,675,121
Thrifts and mortgage finance 0.3%
EverBank Financial Corp. (L)	51,900	1,034,886
Health care 36.2%		116,722,691
Biotechnology 10.4%
Actelion, Ltd. (I)	5,320	786,739
Agios Pharmaceuticals, Inc. (I)(L)	6,810	750,326
Alkermes PLC (I)(L)	44,771	3,134,865
Alnylam Pharmaceuticals, Inc. (I)(L)	10,390	1,323,998
Amgen, Inc.	3,300	582,747
Anacor Pharmaceuticals, Inc. (I)	14,087	2,101,640
Arena Pharmaceuticals, Inc. (I)(L)	150,532	608,149
Baxalta, Inc. (I)	17,023	558,865
BioCryst Pharmaceuticals, Inc. (I)(L)	63,210	978,491
Biogen, Inc. (I)	2,600	828,828
Celgene Corp. (I)(L)	7,860	1,031,625
Cepheid, Inc. (I)	4,770	265,164
Dyax Corp. (I)(L)	47,360	1,165,530
Epizyme, Inc. (I)(L)	11,010	245,633
Exelixis, Inc. (I)	40,690	233,154
Five Prime Therapeutics, Inc. (I)	12,310	289,531
Foundation Medicine, Inc. (I)(L)	1,238	25,125
Galapagos NV (I)	35,862	2,149,681
Genus PLC	20,613	463,223
Gilead Sciences, Inc. (L)	9,930	1,170,350
Incyte Corp. (I)	10,360	1,080,341
Innate Pharma SA (I)	28,910	450,038
Invitae Corp. (I)	17,800	177,822
Ironwood Pharmaceuticals, Inc. (I)(L)	67,126	701,467
Karyopharm Therapeutics, Inc. (I)	9,020	185,090
Neurocrine Biosciences, Inc. (I)(L)	17,110	857,553
Novavax, Inc. (I)(L)	72,600	875,556
Otonomy, Inc. (I)	22,249	573,357
Portola Pharmaceuticals, Inc. (I)(L)	21,656	1,070,673
Prothena Corp. PLC (I)(L)	22,290	1,470,471
PTC Therapeutics, Inc. (I)	13,050	668,291
Regeneron Pharmaceuticals, Inc. (I)(L)	4,845	2,682,483
Regulus Therapeutics, Inc. (I)	46,790	383,678
Seattle Genetics, Inc. (I)	3,110	148,876
TESARO, Inc. (I)	10,710	621,180
Ultragenyx Pharmaceutical, Inc. (I)	16,710	2,020,740
Vertex Pharmaceuticals, Inc. (I)	6,057	817,695
Health care equipment and supplies 6.7%
AtriCure, Inc. (I)	17,585	488,687
Baxter International, Inc.	23,323	934,786

4SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company (L)	28,356	$4,314,365
Boston Scientific Corp. (I)(L)	32,890	570,313
DexCom, Inc. (I)(L)	23,842	2,018,225
Endologix, Inc. (I)(L)	33,390	476,141
Globus Medical, Inc., Class A (I)(L)	31,535	884,872
HeartWare International, Inc. (I)(L)	21,913	1,987,728
Insulet Corp. (I)(L)	46,758	1,584,629
Intuitive Surgical, Inc. (I)(L)	5,162	2,752,224
K2M Group Holdings, Inc. (I)	9,828	224,865
LDR Holding Corp. (I)	9,210	418,687
Medtronic PLC	21,639	1,696,281
Olympus Corp.	4,430	169,507
Quidel Corp. (I)	10,128	209,751
Spectranetics Corp. (I)	23,945	409,460
St. Jude Medical, Inc. (L)	11,530	851,145
Stryker Corp. (L)	7,320	748,616
Teleflex, Inc.	2,852	382,139
Varian Medical Systems, Inc. (I)	1,520	130,826
Zimmer Biomet Holdings, Inc. (L)	2,896	301,387
Health care providers and services 4.9%
Acadia Healthcare Company, Inc. (I)	20,667	1,648,813
Accretive Health, Inc. (I)(L)	39,220	102,364
Aetna, Inc. (L)	14,240	1,608,693
Al Noor Hospitals Group PLC	24,677	360,552
Anthem, Inc.	4,330	667,989
Cardinal Health, Inc.	8,280	703,634
Cigna Corp.	5,460	786,568
Envision Healthcare Holdings, Inc. (I)(L)	55,354	2,479,859
HCA Holdings, Inc. (I)	17,210	1,600,702
McKesson Corp. (L)	6,230	1,374,151
MEDNAX, Inc. (I)	4,320	365,645
NMC Health PLC	15,154	207,976
Qualicorp SA	19,250	114,411
Team Health Holdings, Inc. (I)(L)	5,020	338,398
Teladoc, Inc. (I)	500	15,785
UnitedHealth Group, Inc. (L)	14,170	1,720,238
Universal Health Services, Inc., Class B	8,390	1,218,480
WellCare Health Plans, Inc. (I)(L)	6,850	553,480
Health care technology 1.8%
Allscripts Healthcare Solutions, Inc. (I)	15,460	223,552
athenahealth, Inc. (I)(L)	8,810	1,233,048
Castlight Health, Inc., B Shares (I)	51,282	368,205
Cerner Corp. (I)	14,030	1,006,232
IMS Health Holdings, Inc. (I)	21,835	723,830
Inovalon Holdings, Inc., Class A (I)	14,770	356,843
Veeva Systems, Inc., Class A (I)(L)	68,258	1,837,505
Life sciences tools and services 1.5%
Agilent Technologies, Inc. (L)	5,826	238,575
Bio-Techne Corp. (L)	7,510	821,444
MorphoSys AG (I)	5,790	468,789
PRA Health Sciences, Inc. (I)	10,290	432,077

SEE NOTES TO FUND'S INVESTMENTS5

Seaport Fund

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
Quintiles Transnational Holdings, Inc. (I)	3,140	$240,901
Tecan Group AG	5,077	621,677
Thermo Fisher Scientific, Inc.	3,370	470,216
VWR Corp. (I)	12,770	342,108
WuXi PharmaTech Cayman, Inc., ADR (I)(L)	27,380	1,136,270
Pharmaceuticals 10.9%
Aerie Pharmaceuticals, Inc. (I)	20,086	364,360
Allergan PLC (I)	16,336	5,409,666
Almirall SA	32,895	646,915
AstraZeneca PLC	30,518	2,060,227
Bristol-Myers Squibb Company (L)	113,153	7,427,363
Daiichi Sankyo Company, Ltd.	22,690	464,627
Eisai Company, Ltd.	35,900	2,343,010
Eli Lilly & Company (L)	10,240	865,382
Hikma Pharmaceuticals PLC	8,708	325,303
Kyowa Hakko Kirin Company, Ltd.	21,300	346,591
Merck & Company, Inc. (L)	22,790	1,343,698
Mylan NV (I)	55,359	3,099,550
Novartis AG	6,465	670,835
Ocular Therapeutix, Inc. (I)	7,360	169,942
Ono Pharmaceutical Company, Ltd.	18,260	2,199,927
Relypsa, Inc. (I)(L)	17,350	574,459
Roche Holding AG	1,672	483,079
Sanofi	5,803	625,512
Shionogi & Company, Ltd.	35,060	1,396,783
Tetraphase Pharmaceuticals, Inc. (I)	24,550	1,167,353
Teva Pharmaceutical Industries, Ltd., ADR	9,355	645,682
The Medicines Company (I)(L)	26,275	824,772
UCB SA	15,407	1,192,146
XenoPort, Inc. (I)	89,437	652,890
Industrials 9.4%		30,342,982
Aerospace and defense 0.3%
DigitalGlobe, Inc. (I)(L)	44,791	948,673
Building products 0.6%
Fortune Brands Home & Security, Inc. (L)	42,333	2,021,401
Commercial services and supplies 0.5%
Atento SA (I)	44,100	538,020
Edenred	33,785	842,096
West Corp. (L)	14,770	426,115
Electrical equipment 0.9%
Acuity Brands, Inc.	8,039	1,617,366
Generac Holdings, Inc. (I)	35,492	1,244,704
Marine 0.5%
Irish Continental Group PLC	331,008	1,589,487
Professional services 4.3%
Equifax, Inc.	15,600	1,593,228
Experian PLC	72,720	1,363,401
FTI Consulting, Inc. (I)(L)	11,200	458,304
Huron Consulting Group, Inc. (I)(L)	30,845	2,358,717

6SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Industrials (continued)
Professional services (continued)
ManpowerGroup, Inc. (L)	13,500	$1,221,480
Nielsen NV	7,000	339,220
Robert Half International, Inc.	9,750	536,543
SThree PLC	94,793	576,181
The Advisory Board Company (I)	27,300	1,635,270
Towers Watson & Company, Class A	3,600	456,408
TransUnion (I)	1,400	35,140
TriNet Group, Inc. (I)(L)	49,060	1,318,733
Verisk Analytics, Inc. (I)(L)	10,465	817,421
WageWorks, Inc. (I)(L)	23,125	1,155,094
Road and rail 1.3%
DSV A/S	28,756	984,302
Landstar System, Inc.	27,882	2,008,340
Swift Transportation Company (I)	48,313	1,150,816
Trading companies and distributors 1.0%
AerCap Holdings NV (I)(L)	66,322	3,106,522
Information technology 20.7%		66,732,569
Communications equipment 1.7%
Arista Networks, Inc. (I)(L)	6,105	515,689
Ciena Corp. (I)(L)	25,585	651,138
Cisco Systems, Inc. (L)	66,300	1,884,246
QUALCOMM, Inc. (L)	31,980	2,059,192
Radware, Ltd., ADR (I)(L)	19,700	375,088
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	9,200	560,464
Internet software and services 5.6%
Akamai Technologies, Inc. (I)(L)	11,250	862,988
Alibaba Group Holding, Ltd., ADR (I)(L)	10,155	795,543
Baidu, Inc., ADR (I)(L)	10,096	1,743,175
Benefitfocus, Inc. (I)	8,400	312,816
CoStar Group, Inc. (I)(L)	16,389	3,298,942
Demandware, Inc. (I)	1,700	128,452
eBay, Inc. (I)(L)	15,750	442,890
Everyday Health, Inc. (I)	28,200	334,734
Facebook, Inc., Class A (I)	20,303	1,908,685
Google, Inc., Class A (I)(L)	915	601,613
Google, Inc., Class C (I)(L)	5,131	3,210,005
GrubHub, Inc. (I)	7,500	237,825
HomeAway, Inc. (I)(L)	24,515	736,431
Marketo, Inc. (I)	6,700	203,747
MYOB Group, Ltd. (I)	21,634	55,991
Tencent Holdings, Ltd.	62,500	1,164,415
Twitter, Inc. (I)(L)	3,200	99,232
VeriSign, Inc. (I)(L)	7,730	548,366
Zillow Group, Inc., Class A (I)(L)	17,995	1,466,593
IT services 8.1%
Accenture PLC, Class A (L)	19,045	1,963,730
Alliance Data Systems Corp. (I)(L)	6,490	1,785,010
Automatic Data Processing, Inc. (L)	19,930	1,589,816
Cardtronics, Inc. (I)(L)	28,245	1,047,042

SEE NOTES TO FUND'S INVESTMENTS7

Seaport Fund

	Shares	Value
Information technology (continued)
IT services (continued)
Cognizant Technology Solutions Corp., Class A (I)(L)	17,415	$1,098,887
EPAM Systems, Inc. (I)(L)	7,750	574,353
EVERTEC, Inc. (L)	36,765	691,917
ExlService Holdings, Inc. (I)(L)	80,595	3,124,668
Gartner, Inc. (I)(L)	3,240	286,967
Genpact, Ltd. (I)(L)	117,285	2,604,900
Global Payments, Inc. (L)	9,855	1,104,647
Heartland Payment Systems, Inc. (L)	49,440	3,080,112
PayPal Holdings, Inc. (I)	13,950	539,865
Vantiv, Inc., Class A (I)(L)	26,715	1,175,460
VeriFone Systems, Inc. (I)(L)	62,800	2,020,904
Visa, Inc., Class A (L)	23,400	1,762,956
WEX, Inc. (I)(L)	17,700	1,806,108
Semiconductors and semiconductor equipment 1.8%
Applied Micro Circuits Corp. (I)(L)	31,840	197,726
Avago Technologies, Ltd.	7,400	926,036
Cypress Semiconductor Corp. (I)(L)	72,700	834,596
First Solar, Inc. (I)(L)	4,800	212,640
Mellanox Technologies, Ltd. (I)	33,318	1,401,022
Micron Technology, Inc. (I)	29,900	553,449
Siltronic AG (I)	6,900	249,314
Sino-American Silicon Products, Inc. (I)	166,000	180,279
Sumco Corp.	87,500	873,611
SunEdison Semiconductor, Ltd. (I)	18,900	267,246
Software 2.6%
Activision Blizzard, Inc. (L)	36,810	949,330
Adobe Systems, Inc. (I)(L)	4,940	405,031
Fleetmatics Group PLC (I)	14,300	684,541
Globant SA (I)	3,600	114,480
Guidewire Software, Inc. (I)(L)	2,750	162,388
HubSpot, Inc. (I)	3,200	172,640
Intuit, Inc. (L)	10,235	1,082,556
Microsoft Corp. (L)	21,950	1,025,065
Red Hat, Inc. (I)(L)	5,355	423,473
salesforce.com, Inc. (I)(L)	9,495	695,984
SS&C Technologies Holdings, Inc. (L)	21,076	1,433,800
UBISOFT Entertainment (I)	17,184	333,859
Verint Systems, Inc. (I)(L)	17,195	1,001,093
Technology hardware, storage and peripherals 0.7%
Apple, Inc. (L)	5,460	662,298
EMC Corp.	25,600	688,384
Hewlett-Packard Company (L)	6,800	207,536
Nimble Storage, Inc. (I)(L)	19,500	538,590
Materials 1.5%		4,932,816
Chemicals 0.6%
Monsanto Company	3,100	315,859
Platform Specialty Products Corp. (I)(L)	78,147	1,818,480
Construction materials 0.9%
Buzzi Unicem SpA	67,245	1,147,972
Headwaters, Inc. (I)(L)	86,823	1,650,505

8SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Rate (% )	Maturity date	Par value^	Value
Corporate bonds 0.2%				$609,458
(Cost $619,642)
Consumer discretionary 0.2%				609,458
Media 0.2%
Time Warner Cable, Inc.	5.875	11-15-40	642,000	609,458
			Shares/Notional	Value
Purchased options 0.1%				$339,501
(Cost $882,918)
Call options 0.0%				45,063
	Over the Counter on Financial Select Sector SPDR Fund FLEX Options (Expiration Date: 12-16-15; Strike Price: $26.00; Counterparty: Morgan Stanley & Company, Inc.) (I)		82,500	45,063
Put options 0.1%				294,438
	Exchange Traded on iShares Russell 2000 ETF (Expiration Date: 1-15-16; Strike Price: $112.00) (I)		42,800	114,062
	Exchange Traded on S&P 500 Index (Expiration Date: 9-18-15; Strike Price: $1,875.00) (I)		7,800	26,130
	Over the Counter on Financial Select Sector SPDR Fund FLEX Options (Expiration Date: 1-13-16; Strike Price: $22.50; Counterparty: Morgan Stanley & Company, Inc.) (I)		3,379	120,065
	Over the Counter on iShares Russell 2000 ETF FLEX Options (Expiration Date: 9-18-15; Strike Price: $111.00; Counterparty: Morgan Stanley & Company, Inc.) (I)		43,000	16,180
	Over the Counter on KOSPI 200 Index (Expiration Date: 9-10-15; Strike Price: KRW 232.83; Counterparty: JPMorgan Chase Bank) (I)		23,755,153	18,001
	Over the Counter on S&P 500 Index Contingent Interest Payment (Expiration Date: 12-17-15; Strike Price: $1,832.08; Counterparty: JPMorgan Clearing Corp.) (I)		1,676	0
Total investments (Cost $283,855,081)† 101.3%				$326,549,734
Other assets and liabilities, net (1.3%)*				($4,147,860)
Total net assets 100.0%				$322,401,874
			Shares	Value
Investments sold short (44.7)%
(Proceeds received $131,266,746)
Exchange-traded funds
	Alerian MLP ETF		(11,600)	$(178,756)
	Consumer Staples Select Sector SPDR Fund		(115,990)	(5,835,454)
	Financial Select Sector SPDR Fund		(160,576)	(4,048,121)
	Health Care Select Sector SPDR Fund		(85,780)	(6,569,890)
	Industrial Select Sector SPDR Fund		(98,139)	(5,321,097)
	iShares China Large-Cap ETF		(15,300)	(619,344)
	iShares Core S&P Small-Cap ETF		(34,100)	(3,986,290)
	iShares Global Utilities ETF		(14,670)	(679,661)
	iShares iBoxx Investment Grade Corporate Bond ETF		(19,070)	(2,218,795)
	iShares MSCI Brazil Capped ETF		(82,563)	(2,368,732)
	iShares MSCI Emerging Markets ETF		(45,705)	(1,696,570)
	iShares MSCI Taiwan ETF		(133,315)	(1,961,064)
	iShares NASDAQ Biotechnology ETF		(45,745)	(17,498,835)
	iShares North American Tech ETF		(12,300)	(1,325,694)
	iShares North American Tech-Software ETF		(29,715)	(3,043,707)
	iShares Russell 2000 ETF		(73,202)	(9,000,918)
	iShares Russell 2000 Growth ETF		(70,889)	(10,984,251)
	iShares Russell Mid-Cap Growth ETF		(127,515)	(12,518,148)
	iShares S&P Small-Cap 600 Growth ETF		(6,890)	(911,271)
	iShares US Consumer Goods ETF		(10,485)	(1,137,203)
	iShares US Medical Devices ETF		(1,090)	(137,743)
	iShares US Technology ETF		(18,000)	(1,924,380)
	PowerShares Dynamic Retail Portfolio		(47,550)	(1,886,404)

SEE NOTES TO FUND'S INVESTMENTS9

Seaport Fund

	Shares	Value
Exchange-traded funds
PowerShares QQQ Trust Series 1	(15,910)	$(1,781,125)
PureFunds ISE Cyber Security ETF (I)	(53,730)	(1,641,452)
SPDR S&P 500 ETF Trust	(28,735)	(6,048,718)
SPDR S&P Biotech ETF	(45,440)	(11,607,194)
SPDR S&P Pharmaceuticals ETF	(22,580)	(2,956,851)
SPDR S&P Regional Banking ETF	(107,865)	(4,705,071)
SPDR S&P Transportation ETF	(14,565)	(1,445,722)
Vanguard Consumer Staples ETF	(12,340)	(1,616,540)
Vanguard FTSE Developed Markets ETF	(350,940)	(14,118,316)
Vanguard FTSE Emerging Markets ETF	(34,040)	(1,304,413)
Vanguard FTSE Europe ETF	(7,180)	(397,916)
Vanguard Small-Cap Growth ETF	(4,885)	(659,035)
Total Investments sold short (Proceeds received $131,266,746)		($144,134,681)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
KRW	Korean Won
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 7-31-15, the value segregated was $90,407,791.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Includes investments sold short.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $285,797,765. Net unrealized appreciation aggregated $40,751,969, of which $50,577,828 related to appreciated investment securities and $9,825,859 related to depreciated investment securities.

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$32,541,843	$27,334,407	$5,207,436	—
Consumer staples	7,543,559	4,822,642	2,720,917	—
Financials	66,784,315	42,536,432	23,088,509	$1,159,374
Health care	116,722,691	98,289,554	18,433,137	—
Industrials	30,342,982	24,987,515	5,355,467	—
Information technology	66,732,569	63,875,100	2,857,469	—
Materials	4,932,816	3,784,844	1,147,972	—
Corporate bonds	609,458	—	609,458	—
Purchased options	339,501	140,192	199,309	—
Total investments in securities	$326,549,734	$265,770,686	$59,619,674	$1,159,374
Other financial assets and liabilities:
Investments sold short	($144,134,681)	($144,134,681)	—	—
Futures	(25,624)	(25,624)	—	—
Forward foreign currency contracts	104,029	—	$104,029	—
Written options	(40,085)	(38,655)	(1,430)	—
Credit default swaps	7,447	—	7,447	—

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan.

11

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the securitywas sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At July 31, 2015, the fund had cash collateral held at the broker for securities sold short in the amount of $121,609,324. In addition, at July 31, 2015, the fund had segregated securities at the custodian with market value of $90,407,791 as shown in the Fund's investments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2015, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at July 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation/ (depreciation)
NASDAQ 100 Index E-Mini Futures	8	Short	Sep 2015	($707,976)	($733,600)	($25,624)
						($25,624)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at July 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	25,700,000	USD	208,764	Barclays Bank PLC Wholesale	8/31/2015	—	($1,346)	($1,346)
JPY	12,158,000	USD	98,236	BNP Paribas SA	8/31/2015	—	(112)	(112)
USD	174,969	AUD	240,000	Barclays Bank PLC Wholesale	8/31/2015	—	(211)	(211)
USD	7,011,766	EUR	6,315,000	UBS AG	8/31/2015	$74,009	—	74,009
USD	554,842	EUR	493,000	JPMorgan Chase Bank N.A.	9/16/2015	13,102	—	13,102
USD	1,248,834	EUR	1,102,000	UBS AG	9/16/2015	37,886	—	37,886
USD	2,908,288	GBP	1,875,000	UBS AG	8/28/2015	—	(19,299)	(19,299)
						$124,997	($20,968)	$104,029

12

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	USD	U.S. Dollar
GBP	Pound Sterling

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2015, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased.

During the period ended July 31, 2015, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The following tables summarize the fund's written options activities during the period ended July 31, 2015 and the contracts held at July 31, 2015.

	Number of contracts/notional	Premiums received
Outstanding, beginning of period	2,390	$212,083
Options written	1,589,528	619,761
Option closed	(1,623)	(337,897)
Options expired	(1,585,844)	(272,965)
Outstanding, end of period	4,451	$220,982

Exchange-traded index options

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
iPath S&P 500 VIX Short-Term Futures	$35.00	Jan 2016	136	$22,162	($8,024)
			136	$22,162	($8,024)
Puts
iShares Russell 2000 ETF	$94.00	Jan 2016	428	$65,466	($26,536)
S&P 500 Index	1,575.00	Sep 2015	78	60,603	(4,095)
			506	$126,069	($30,631)

Over the counter index options

Name of issuer	Counterparty	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
Financial Select Sector SPDR Fund FLEX	Morgan Stanley & Company, Inc.	$18.75	Jan 2016	3,379	$34,499	($343)
iShares Russell 2000 ETF FLEX	Morgan Stanley & Company, Inc.	92.00	Sep 2015	430	38,252	(1,087)
				3,809	$72,751	($1,430)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

13

During the period ended July 31, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of July 31, 2015 as a Buyer of protection.

Counterparty	Reference obligation	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase	ITRAXX-CEEMEACORPS21	$105,000	(1.000)%	Jun 2019	$7,057	$390	$7,447

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q3	07/15
This report is for the information of the shareholders of John Hancock Seaport Fund.		9/15

John Hancock

Enduring Equity Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Enduring Equity Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 97.8%		$149,495,239
(Cost $139,729,392)
Consumer discretionary 3.2%		4,847,135
Media 3.2%
Comcast Corp., Class A	77,666	4,847,135
Energy 8.0%		12,244,799
Oil, gas and consumable fuels 8.0%
Enbridge Energy Management LLC	122,978	3,898,403
Enbridge, Inc.	112,285	4,894,573
TransCanada Corp.	88,815	3,451,823
Financials 5.9%		9,003,467
Diversified financial services 2.1%
Groupe Bruxelles Lambert SA	38,077	3,142,249
Real estate investment trusts 3.8%
Equity LifeStyle Properties, Inc.	101,265	5,861,218
Industrials 10.6%		16,231,465
Construction and engineering 2.7%
Vinci SA	65,874	4,221,729
Industrial conglomerates 2.2%
Beijing Enterprises Holdings, Ltd.	458,800	3,376,044
Road and rail 3.2%
Canadian National Railway Company	77,580	4,839,815
Transportation infrastructure 2.5%
Flughafen Zuerich AG	4,622	3,793,877
Telecommunication services 7.1%		10,921,066
Diversified telecommunication services 2.9%
Telenor ASA	203,026	4,459,668
Wireless telecommunication services 4.2%
NTT DOCOMO, Inc.	306,005	6,461,398
Utilities 63.0%		96,247,307
Electric utilities 22.1%
Cheung Kong Infrastructure Holdings, Ltd.	634,375	5,516,308
Enersis SA, ADR	106,895	1,615,183
Korea Electric Power Corp., ADR (L)	178,890	3,855,080
NextEra Energy, Inc.	59,180	6,225,736
Power Assets Holdings, Ltd.	514,490	4,846,217
Red Electrica Corp. SA	37,856	3,022,796
SSE PLC	177,192	4,190,984
UIL Holdings Corp.	92,652	4,441,737
Gas utilities 14.1%
ENN Energy Holdings, Ltd.	782,585	5,193,501
Gas Natural SDG SA	149,886	3,253,186
Osaka Gas Company, Ltd.	679,205	2,715,838
Snam SpA	692,295	3,406,688
UGI Corp.	191,307	6,990,358
Independent power and renewable electricity producers 6.5%
China Longyuan Power Group Corp., H Shares	4,546,965	5,203,514
Enel Green Power SpA	2,276,405	4,728,710

2SEE NOTES TO FUND'S INVESTMENTS

Enduring Equity Fund

			Shares	Value
Utilities (continued)
Multi-utilities 12.1%
	MDU Resources Group, Inc.		95,865	$1,870,326
	National Grid PLC		461,620	6,143,578
	PG&E Corp.		90,110	4,731,676
	Suez Environnement Company		300,096	5,751,690
Water utilities 8.2%
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (L)		331,125	1,675,493
	Guangdong Investment, Ltd.		4,334,585	5,877,969
	Severn Trent PLC		145,162	4,990,739
	Yield (%)
Securities lending collateral 1.9%				$2,890,486
(Cost $2,890,422)
Securities lending collateral 1.9%				2,890,486
John Hancock Collateral Trust (W)	0.1789(Y	)	288,895	2,890,486
Total investments (Cost $142,619,814)† 99.7%				$152,385,725
Other assets and liabilities, net 0.3%				$454,240
Total net assets 100.0%				$152,839,965

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 7-31-15. The value of securities on loan amounted to $2,893,349.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $142,945,698. Net unrealized appreciation aggregated $9,440,027, of which $14,257,549 related to appreciated investment securities and $4,817,522 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$4,847,135	$4,847,135	—	—
Energy	12,244,799	12,244,799	—	—
Financials	9,003,467	5,861,218	$3,142,249	—
Industrials	16,231,465	4,839,815	11,391,650	—
Telecommunication services	10,921,066	—	10,921,066	—
Utilities	96,247,307	31,405,589	64,841,718	—
Securities lending collateral	2,890,486	2,890,486	—	—
Total investments in securities	$152,385,725	$62,089,042	$90,296,683	—

For additional information on the funds' significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q3	07/15
This report is for the information of the shareholders of John Hancock Enduring Equity Fund.		9/15

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Small Cap Core Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 97.7%		$159,082,036
(Cost $148,996,851)
Consumer discretionary 14.9%		24,181,685
Auto components 2.2%
Gentherm, Inc. (I)	38,089	1,917,019
Tenneco, Inc. (I)	34,109	1,698,969
Automobiles 1.0%
Winnebago Industries, Inc.	75,487	1,685,625
Hotels, restaurants and leisure 2.4%
Del Frisco's Restaurant Group, Inc. (I)	86,998	1,387,618
Vail Resorts, Inc.	22,175	2,432,376
Household durables 0.7%
Tupperware Brands Corp.	20,582	1,203,430
Internet and catalog retail 1.4%
HSN, Inc.	30,599	2,249,332
Media 3.9%
AMC Entertainment Holdings, Inc., Class A	75,988	2,450,613
Cinemark Holdings, Inc.	57,405	2,265,201
Martha Stewart Living Omnimedia, Inc., Class A (I)	258,645	1,569,975
Specialty retail 3.3%
Build-A-Bear Workshop, Inc. (I)	95,363	1,664,084
GNC Holdings, Inc., Class A	39,909	1,963,922
The Finish Line, Inc., Class A	61,605	1,693,521
Consumer staples 6.8%		11,154,686
Beverages 0.9%
Craft Brew Alliance, Inc. (I)	143,828	1,485,743
Food and staples retailing 0.4%
G. Willi-Food International, Ltd. (I)	117,281	650,910
Food products 2.6%
Amira Nature Foods, Ltd. (I)	165,654	2,030,918
Inventure Foods, Inc. (I)	233,128	2,291,648
Household products 2.1%
Central Garden & Pet Company (I)	109,705	1,008,189
Central Garden & Pet Company, Class A (I)	66,197	667,266
Orchids Paper Products Company	69,164	1,745,699
Personal products 0.8%
Inter Parfums, Inc.	41,932	1,274,313
Energy 2.2%		3,652,878
Energy equipment and services 1.4%
Bristow Group, Inc.	33,038	1,488,362
Forum Energy Technologies, Inc. (I)	50,866	777,232
Oil, gas and consumable fuels 0.8%
Carrizo Oil & Gas, Inc. (I)	36,383	1,387,284
Financials 20.6%		33,469,362
Banks 7.8%
Access National Corp.	37,697	731,699
Banner Corp.	72,148	3,438,574
BBCN Bancorp, Inc.	165,363	2,538,322

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Core Fund

	Shares	Value
Financials (continued)
Banks (continued)
Columbia Banking System, Inc.	51,142	$1,676,946
ConnectOne Bancorp, Inc.	124,251	2,654,001
Prosperity Bancshares, Inc.	29,476	1,609,095
Capital markets 4.3%
Evercore Partners, Inc., Class A	42,130	2,477,244
Golub Capital BDC, Inc.	100,825	1,643,448
PennantPark Investment Corp.	151,407	1,199,143
RCS Capital Corp., Class A (I)	279,782	1,631,129
Real estate investment trusts 6.1%
EPR Properties	37,756	2,156,623
Hudson Pacific Properties, Inc.	103,671	3,190,993
LaSalle Hotel Properties	71,397	2,375,378
Retail Opportunity Investments Corp.	129,376	2,218,798
Thrifts and mortgage finance 2.4%
Brookline Bancorp, Inc.	183,746	2,070,817
EverBank Financial Corp.	93,137	1,857,152
Health care 16.3%		26,507,705
Biotechnology 3.5%
ACADIA Pharmaceuticals, Inc. (I)	16,247	793,016
Adamas Pharmaceuticals, Inc. (I)	19,814	490,595
Emergent BioSolutions, Inc. (I)	90,886	2,983,787
Halozyme Therapeutics, Inc. (I)	29,767	694,762
Receptos, Inc. (I)	2,892	658,971
Health care equipment and supplies 6.2%
Derma Sciences, Inc. (I)	147,789	1,056,691
Exactech, Inc. (I)	78,198	1,562,396
Greatbatch, Inc. (I)	37,890	2,066,142
Integra LifeSciences Holdings Corp. (I)	25,663	1,645,768
Lumenis, Ltd., Class B (I)	90,547	1,254,981
The Cooper Companies, Inc.	14,173	2,508,621
Health care providers and services 1.4%
Air Methods Corp. (I)	27,007	1,063,806
Owens & Minor, Inc.	34,988	1,230,178
Life sciences tools and services 4.0%
Bio-Rad Laboratories, Inc., Class A (I)	16,737	2,522,935
Bruker Corp. (I)	89,363	1,881,091
Enzo Biochem, Inc. (I)	699,418	2,098,254
Pharmaceuticals 1.2%
Aratana Therapeutics, Inc. (I)	37,966	668,961
Nektar Therapeutics (I)	56,317	710,157
ZS Pharma, Inc. (I)	10,323	616,593
Industrials 14.9%		24,208,876
Aerospace and defense 1.3%
Esterline Technologies Corp. (I)	22,974	2,036,875
Building products 2.3%
AO Smith Corp.	22,473	1,614,011
Simpson Manufacturing Company, Inc.	61,336	2,197,056

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Core Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies 2.8%
ABM Industries, Inc.	71,596	$2,359,804
Copart, Inc. (I)	60,855	2,192,606
Electrical equipment 1.3%
AZZ, Inc.	41,445	2,144,779
Machinery 3.9%
CLARCOR, Inc.	50,564	3,042,436
Hillenbrand, Inc.	51,057	1,447,977
Luxfer Holdings PLC, ADR	145,449	1,893,746
Trading companies and distributors 3.3%
Beacon Roofing Supply, Inc. (I)	62,356	2,182,460
Watsco, Inc.	24,151	3,097,126
Information technology 16.9%		27,535,679
Electronic equipment, instruments and components 0.7%
InvenSense, Inc. (I)	93,916	1,230,300
Internet software and services 3.8%
Five9, Inc. (I)	241,517	1,137,545
HomeAway, Inc. (I)	70,306	2,111,992
LogMeIn, Inc. (I)	22,149	1,629,723
RetailMeNot, Inc. (I)	87,666	1,328,140
Semiconductors and semiconductor equipment 1.0%
ON Semiconductor Corp. (I)	151,880	1,612,966
Software 11.4%
Barracuda Networks, Inc. (I)	40,661	1,115,738
Cadence Design Systems, Inc. (I)	97,979	2,054,620
Fleetmatics Group PLC (I)	46,875	2,243,906
Infoblox, Inc. (I)	32,199	756,677
King Digital Entertainment PLC	115,316	1,790,857
Monotype Imaging Holdings, Inc.	58,311	1,453,693
NICE-Systems, Ltd., ADR	34,905	2,253,467
Solera Holdings, Inc.	35,793	1,309,666
SS&C Technologies Holdings, Inc.	32,532	2,213,152
Synchronoss Technologies, Inc. (I)	35,835	1,712,913
Verint Systems, Inc. (I)	27,144	1,580,324
Materials 3.3%		5,403,266
Chemicals 2.4%
Cytec Industries, Inc.	26,554	1,971,103
HB Fuller Company	50,722	2,031,923
Metals and mining 0.9%
Compass Minerals International, Inc.	17,503	1,400,240
Utilities 1.8%		2,967,899
Electric utilities 1.8%
Portland General Electric Company	54,809	1,973,672
Unitil Corp.	27,967	994,227
Total investments (Cost $148,996,851)† 97.7%		$159,082,036
Other assets and liabilities, net 2.3%		$3,679,335
Total net assets 100.0%		$162,761,371

4SEE NOTES TO FUND'S INVESTMENTS

Small Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $149,456,012. Net unrealized appreciation aggregated $9,626,024, of which $19,072,978 related to appreciated investment securities and $9,446,954 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q3	07/15
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		9/15

John Hancock

Value Equity Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Value Equity Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 98.4%		$409,500,248
(Cost $389,011,786)
Consumer discretionary 14.2%		59,150,561
Auto components 3.2%
Delphi Automotive PLC	92,400	7,214,592
Johnson Controls, Inc.	133,000	6,059,480
Hotels, restaurants and leisure 6.4%
Carnival Corp.	151,700	8,084,093
Norwegian Cruise Line Holdings, Ltd. (I)	99,200	6,192,064
Royal Caribbean Cruises, Ltd.	82,300	7,394,655
SeaWorld Entertainment, Inc.	281,900	4,888,146
Household durables 1.6%
NVR, Inc. (I)	4,503	6,709,650
Multiline retail 1.3%
Target Corp.	68,775	5,629,234
Textiles, apparel and luxury goods 1.7%
Hanesbrands, Inc.	224,900	6,978,647
Consumer staples 7.2%		29,866,583
Food and staples retailing 2.7%
CVS Health Corp.	53,200	5,983,404
Wal-Mart Stores, Inc.	75,100	5,405,698
Tobacco 4.5%
Altria Group, Inc.	122,900	6,683,302
Philip Morris International, Inc.	55,000	4,704,150
Reynolds American, Inc.	82,644	7,090,029
Energy 4.1%		17,192,949
Energy equipment and services 0.7%
Fairmount Santrol Holdings, Inc. (I)(L)	270,100	1,615,198
Seadrill, Ltd. (L)	148,600	1,324,026
Oil, gas and consumable fuels 3.4%
BP PLC, ADR	105,500	3,900,335
ConocoPhillips	62,500	3,146,250
Occidental Petroleum Corp.	39,700	2,786,940
Phillips 66	55,600	4,420,200
Financials 27.6%		114,833,476
Banks 13.8%
Bank of America Corp.	490,000	8,761,200
Citigroup, Inc.	188,300	11,008,018
Fifth Third Bancorp	231,700	4,881,919
First Niagara Financial Group, Inc.	388,200	3,769,422
JPMorgan Chase & Co.	125,400	8,593,662
People's United Financial, Inc.	325,000	5,287,750
The PNC Financial Services Group, Inc.	65,800	6,460,244
Wells Fargo & Company	152,700	8,836,749
Capital markets 3.7%
Ameriprise Financial, Inc.	49,000	6,157,830
E*TRADE Financial Corp. (I)	89,000	2,529,380
State Street Corp.	85,200	6,522,912

2SEE NOTES TO FUND'S INVESTMENTS

Value Equity Fund

	Shares	Value
Financials (continued)
Consumer finance 7.4%
American Express Company	75,300	$5,727,318
Capital One Financial Corp.	125,000	10,162,500
Discover Financial Services	82,200	4,587,582
Navient Corp.	346,500	5,440,050
SLM Corp. (I)	520,600	4,753,078
Insurance 1.4%
American International Group, Inc.	93,200	5,975,984
Thrifts and mortgage finance 1.3%
New York Community Bancorp, Inc. (L)	282,600	5,377,878
Health care 14.7%		61,223,529
Health care equipment and supplies 2.0%
Medtronic PLC	106,100	8,317,179
Health care providers and services 5.5%
Anthem, Inc.	40,600	6,263,362
Cardinal Health, Inc.	61,400	5,217,772
Cigna Corp.	40,800	5,877,648
UnitedHealth Group, Inc.	47,200	5,730,080
Pharmaceuticals 7.2%
Johnson & Johnson	51,126	5,123,336
Merck & Company, Inc.	89,900	5,300,504
Pfizer, Inc.	178,900	6,451,134
Sanofi, ADR	126,200	6,813,538
Teva Pharmaceutical Industries, Ltd., ADR	88,800	6,128,976
Industrials 15.0%		62,409,701
Aerospace and defense 6.6%
General Dynamics Corp.	31,700	4,726,787
Honeywell International, Inc.	38,800	4,075,940
Raytheon Company	37,300	4,069,057
Rolls-Royce Holdings PLC, ADR	87,800	5,462,916
Spirit AeroSystems Holdings, Inc., Class A (I)	125,100	7,043,130
United Technologies Corp.	20,200	2,026,262
Building products 1.8%
Owens Corning	162,700	7,297,095
Construction and engineering 0.8%
KBR, Inc.	194,100	3,390,927
Electrical equipment 0.9%
Eaton Corp. PLC	64,200	3,889,236
Machinery 3.9%
Deere & Company	46,600	4,406,962
Joy Global, Inc.	75,900	2,004,519
SPX Corp.	43,500	2,845,335
Stanley Black & Decker, Inc.	66,900	7,057,281
Professional services 1.0%
Nielsen NV	84,900	4,114,254
Information technology 9.2%		38,316,503
Communications equipment 1.3%
QUALCOMM, Inc.	83,361	5,367,615

SEE NOTES TO FUND'S INVESTMENTS3

Value Equity Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 4.9%
	Fairchild Semiconductor International, Inc. (I)		425,400	$6,406,524
	Intel Corp.		102,503	2,967,462
	Microchip Technology, Inc.		118,400	5,072,256
	Texas Instruments, Inc.		121,600	6,077,568
Software 3.0%
	CA, Inc.		19,200	559,392
	Microsoft Corp.		137,000	6,397,900
	Oracle Corp.		136,900	5,467,786
Materials 4.2%				17,396,707
Chemicals 2.5%
	Air Products & Chemicals, Inc.		45,500	6,484,205
	FMC Corp.		81,100	3,936,594
Construction materials 1.7%
	CRH PLC, ADR		234,800	6,975,908
Telecommunication services 2.2%				9,110,239
Diversified telecommunication services 1.4%
	Verizon Communications, Inc.		124,700	5,834,713
Wireless telecommunication services 0.8%
	Vodafone Group PLC, ADR		86,700	3,275,526
	Yield (%)		Shares	Value
Securities lending collateral 1.8%				$7,740,008
(Cost $7,739,951)
John Hancock Collateral Trust (W)	0.1789(Y	)	773,591	7,740,008
Total investments (Cost $396,751,737)† 100.2%				$417,240,256
Other assets and liabilities, net (0.2%)				($1,008,245)
Total net assets 100.0%				$416,232,011

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-15. The value of securities on loan amounted to $7,549,548.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $396,751,870. Net unrealized appreciation aggregated $20,488,386, of which $46,944,794 related to appreciated investment securities and $26,456,408 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q3	07/15
This report is for the information of the shareholders of John Hancock Value Equity Fund.		9/15

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Emerging Markets Equity Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 81.6%		$156,696,422
(Cost $168,913,732)
Brazil 4.8%		9,211,705
Ambev SA, ADR	491,282	2,790,482
Cielo SA	102,800	1,312,941
Lojas Renner SA	39,100	1,243,476
Raia Drogasil SA	111,300	1,414,350
Ultrapar Participacoes SA	119,400	2,450,456
China 21.4%		41,145,772
3SBio, Inc. (I)(S)	2,265,000	2,670,446
Baidu, Inc., ADR (I)	23,755	4,101,538
China Longyuan Power Group Corp., H Shares	1,789,012	2,047,334
China Pacific Insurance Group Company, Ltd., H Shares	497,200	2,084,262
Hollysys Automation Technologies, Ltd.	85,169	1,812,396
Huadian Fuxin Energy Corp., Ltd., H Shares	4,108,000	1,774,063
Industrial & Commercial Bank of China, Ltd., H Shares	5,809,000	3,990,714
JD.com, Inc., ADR (I)	59,670	1,970,900
Lenovo Group, Ltd.	2,414,000	2,616,386
PetroChina Company, Ltd., H Shares	3,002,000	2,957,381
Ping An Insurance Group Company of China, Ltd., H Shares	977,000	5,622,201
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	3,240,000	2,171,123
Tencent Holdings, Ltd.	190,700	3,552,863
Vipshop Holdings, Ltd., ADR (I)	84,597	1,648,796
Zhuzhou CSR Times Electric Company, Ltd., H Shares	313,500	2,125,369
Hong Kong 12.0%		23,056,340
AIA Group, Ltd.	985,200	6,408,273
Beijing Enterprises Water Group, Ltd. (I)	2,908,000	2,170,667
Cheung Kong Property Holdings, Ltd. (I)	357,500	2,979,051
China Gas Holdings, Ltd.	1,190,000	2,086,408
China Mobile, Ltd.	231,500	3,030,522
Dah Sing Banking Group, Ltd.	1,150,800	2,435,650
HKBN, Ltd. (I)	1,616,500	1,735,813
Hong Kong Exchanges and Clearing, Ltd.	81,600	2,209,956
India 5.7%		11,028,475
ICICI Bank, Ltd., ADR	387,730	3,904,441
Infosys, Ltd., ADR	120,554	2,038,568
Larsen & Toubro, Ltd., GDR	91,950	2,533,223
Tata Motors, Ltd., ADR	86,050	2,552,243
Indonesia 2.8%		5,461,085
Bank Rakyat Indonesia Persero Tbk PT	3,252,800	2,403,078
Matahari Department Store Tbk PT	2,368,500	3,058,007
Mexico 5.4%		10,364,894
El Puerto de Liverpool SAB de CV	212,600	2,493,011
Fomento Economico Mexicano SAB de CV	331,600	3,008,839
Grupo Aeroportuario del Sureste SAB de CV, B Shares	140,460	2,099,861
Grupo Financiero Banorte SAB de CV, Series O	264,600	1,397,843
Infraestructura Energetica Nova SAB de CV (I)	280,600	1,365,340
Peru 1.5%		2,824,375
Credicorp, Ltd.	21,413	2,824,375
Philippines 3.1%		5,860,519
Ayala Corp.	170,560	2,909,285

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Equity Fund

			Shares	Value
Philippines (continued)
	Universal Robina Corp.		705,220	$2,951,234
Russia 1.3%				2,503,547
	Magnit PJSC, GDR		46,232	2,503,547
South Africa 5.4%				10,394,247
	Discovery, Ltd.		244,384	2,618,539
	FirstRand, Ltd.		574,690	2,482,689
	Naspers, Ltd.		37,980	5,293,019
South Korea 8.5%				16,233,725
	Hotel Shilla Company, Ltd.		18,951	2,038,146
	Korea Electric Power Corp.		73,804	3,191,207
	LG Household & Health Care, Ltd.		4,484	3,283,545
	Samsung Fire & Marine Insurance Company, Ltd.		9,317	2,228,793
	SK Hynix, Inc.		77,379	2,443,659
	SK Telecom Company, Ltd.		14,204	3,048,375
Taiwan 6.0%				11,419,140
	Advanced Semiconductor Engineering, Inc.		1,469,000	1,705,401
	Delta Electronics, Inc.		200,000	983,795
	Fubon Financial Holding Company, Ltd.		512,000	934,104
	Largan Precision Company, Ltd.		14,000	1,422,367
	Taiwan Semiconductor Manufacturing Company, Ltd., ADR		288,262	6,373,473
Thailand 1.5%				2,908,271
	Siam Cement PCL, NVDR		194,800	2,908,271
Turkey 0.9%				1,757,491
	Haci Omer Sabanci Holding AS		514,481	1,757,491
United Kingdom 1.3%				2,526,836
	Rio Tinto PLC		65,325	2,526,836
Preferred securities 6.3%				$11,976,940
(Cost $13,388,963)
Brazil 1.2%				2,164,342
	Cia Brasileira de Distribuicao		55,200	1,209,130
	Itau Unibanco Holding SA		108,730	955,212
South Korea 5.1%				9,812,598
	Hyundai Motor Company		27,540	2,456,023
	Samsung Electronics Company, Ltd.		9,352	7,356,575
Exchange-traded funds 4.7%				$8,918,702
(Cost $9,661,943)
	iShares MSCI Emerging Markets ETF		70,778	2,627,279
	iShares MSCI Taiwan ETF		427,697	6,291,423
Investment companies 4.6%				$8,877,076
(Cost $8,467,150)
	The India Fund, Inc.		317,833	8,877,076
	Yield (%)		Shares	Value
Short-term investments 2.1%				$4,062,796
(Cost $4,062,796)
Money market funds 2.1%				4,062,796
JPMorgan U.S. Treasury Plus Money Market Fund	0.0100(Y	)	4,062,796	4,062,796
Total investments (Cost $204,494,584)† 99.3%				$190,531,936
Other assets and liabilities, net 0.7%				$1,410,768
Total net assets 100.0%				$191,942,704

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Equity Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-15.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $204,494,584. Net unrealized depreciation aggregated $13,962,648, of which $1,665,728 related to appreciated investment securities and $15,628,376 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-15:

Financials	35.4%
Information technology	18.6%
Consumer discretionary	11.9%
Consumer staples	9.0%
Utilities	6.6%
Telecommunication services	4.1%
Industrials	3.5%
Materials	2.8%
Energy	2.8%
Health care	2.5%
Short-term investments and other	2.8%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Brazil	$9,211,705	$9,211,705	—	—
China	41,145,772	6,072,438	$35,073,334	—
Hong Kong	23,056,340	—	23,056,340	—
India	11,028,475	—	11,028,475	—
Indonesia	5,461,085	—	5,461,085	—
Mexico	10,364,894	10,364,894	—	—
Peru	2,824,375	2,824,375	—	—
Philippines	5,860,519	—	5,860,519	—
Russia	2,503,547	—	2,503,547	—
South Africa	10,394,247	—	10,394,247	—
South Korea	16,233,725	—	16,233,725	—
Taiwan	11,419,140	—	11,419,140	—
Thailand	2,908,271	—	2,908,271	—
Turkey	1,757,491	—	1,757,491	—
United Kingdom	2,526,836	—	2,526,836	—
Preferred securities
Brazil	2,164,342	2,164,342	—	—
South Korea	9,812,598	—	9,812,598	—
Exchange-traded funds	8,918,702	8,918,702	—	—
Investment companies	8,877,076	8,877,076	—	—
Short-term investments	4,062,796	4,062,796	—	—
Total investments in securities	$190,531,936	$52,496,328	$138,035,608	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent prospectuses.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q3	07/15
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015